UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

________

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: February 28, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: February 28, 2026

Catholic Values Equity Fund

SEI Catholic Values Trust/Class F Shares - CAVAX

Fund Overview

This annual shareholder report contains important information about Catholic Values Equity Fund (the "Fund") Class F Shares for the 12-month period ending February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class F Shares	$93	0.86%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Catholic Values Equity Fund, Class F Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	80/20 Russell 3000 & MSCI ACWI ex-U.S.Footnote Reference†
Feb/16	$10,000	$10,000	$10,000	$10,000
Feb/17	$12,503	$12,498	$12,629	$12,494
Feb/18	$14,871	$14,635	$14,678	$14,656
Feb/19	$14,964	$15,320	$15,419	$15,055
Feb/20	$15,276	$16,575	$16,484	$15,862
Feb/21	$20,432	$21,761	$22,307	$21,176
Feb/22	$22,214	$25,327	$25,049	$23,230
Feb/23	$20,533	$23,379	$23,027	$21,420
Feb/24	$24,861	$30,499	$29,613	$26,829
Feb/25	$28,304	$36,113	$34,806	$31,125
Feb/26	$32,937	$42,249	$40,728	$37,772
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund underperformed its blended benchmark, the Russell 3000 Index (80%) and the MSCI ACWI ex-U.S. Index (20%), for the 12-month period ending February 28, 2026. Fund performance was hampered by the underperformance of the international equity managers as their portfolios were tilted toward quality stocks, which significantly lagged the overall international markets during the reporting period. Within the Fund’s international equity segment, underweight allocations to the financials and energy sectors detracted from relative performance as those sectors performed well within the MSCI ACWI ex-U.S. Index.

Among the Fund’s sub-advisers, Lazard Asset Management underperformed as its international equity portfolio was tilted toward quality and was hampered by underweights to banks, energy, and materials stocks. Although Brickwood Asset Management benefited from its international value exposure, stock selection within the industrials sector of its international portfolio detracted from performance. Copeland Capital Management’s small-/mid-cap equity portfolio underperformed due to its lower beta (a measure of the volatility of a stock or other asset relative to a particular benchmark) positioning, higher-quality positioning, and stock selection within the financials sector. Leeward Investments benefited from stock selection within the information technology sector, while selection within the materials sector weighed on performance. Overall, Leeward Investments outperformed the Fund’s blended benchmark as small-cap value stocks generally outperformed for the period.

Brandywine Global Investment Management’s U.S. large-cap portfolio outperformed for the reporting period due to favorable stock selection within the consumer discretionary, consumer staples, and utilities sectors. Copeland Capital Management’s large-cap portfolio’s  underperformance was attributable to its lower-beta and higher-quality positioning. Acadian Asset Management’s performance outpaced its U.S. equity benchmark due to favorable stock selection within the information technology sector, but lagged relative to the Fund’s blended benchmark because U.S. large cap stocks generally underperformed international markets for the period.

Average Annual Total Returns as of February 28, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Catholic Values Equity Fund, Class F Shares	16.37%	10.02%	12.66%
S&P 500 Index (USD) (TR)Footnote Reference*	16.99%	14.19%	15.50%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.02%	12.80%	15.08%
80/20 Russell 3000 & MSCI ACWI ex-U.S.Footnote Reference†	21.36%	12.27%	14.21%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$428,671	983	$1,673	21%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.0%
Cash Equivalent	1.3%
Real Estate	2.2%
Utilities	2.4%
Energy	3.6%
Materials	3.8%
Consumer Staples	6.5%
Health Care	8.2%
Communication Services	9.3%
Consumer Discretionary	10.0%
Industrials	13.6%
Financials	14.6%
Information Technology	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	3.0%
NVIDIA Corp	2.6%
Microsoft Corp	2.5%
Alphabet Inc, Cl A	2.1%
Broadcom Inc	1.5%
Amazon.com Inc	1.3%
Meta Platforms Inc, Cl A	1.1%
Alphabet Inc, Cl C	1.1%
JPMorgan Chase & Co	1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Catholic Values Equity Fund

SEI Catholic Values Trust/Class F Shares - CAVAX

Annual Shareholder Report: February 28, 2026

CAVAX-AR-2026

Annual Shareholder Report: February 28, 2026

Catholic Values Equity Fund

SEI Catholic Values Trust/Class Y Shares - CAVYX

Fund Overview

This annual shareholder report contains important information about Catholic Values Equity Fund (the "Fund") Class Y Shares for the 12-month period ending February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Equity Fund, Class Y Shares	$82	0.76%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Catholic Values Equity Fund, Class Y Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 3000 Index (USD) (TR)Footnote Reference*	80/20 Russell 3000 & MSCI ACWI ex-U.S.Footnote Reference†
Feb/16	$10,000	$10,000	$10,000	$10,000
Feb/17	$12,528	$12,498	$12,629	$12,494
Feb/18	$14,915	$14,635	$14,678	$14,656
Feb/19	$15,021	$15,320	$15,419	$15,055
Feb/20	$15,363	$16,575	$16,484	$15,862
Feb/21	$20,562	$21,761	$22,307	$21,176
Feb/22	$22,375	$25,327	$25,049	$23,230
Feb/23	$20,716	$23,379	$23,027	$21,420
Feb/24	$25,075	$30,499	$29,613	$26,829
Feb/25	$28,563	$36,113	$34,806	$31,125
Feb/26	$33,275	$42,249	$40,728	$37,772
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	ACWI – All Country World Index

How did the Fund perform in the last year?

The Fund underperformed its blended benchmark, the Russell 3000 Index (80%) and the MSCI ACWI ex-U.S. Index (20%), for the 12-month period ending February 28, 2026. Fund performance was hampered by the underperformance of the international equity managers as their portfolios were tilted toward quality stocks, which significantly lagged the overall international markets during the reporting period. Within the Fund’s international equity segment, underweight allocations to the financials and energy sectors detracted from relative performance as those sectors performed well within the MSCI ACWI ex-U.S. Index.

Among the Fund’s sub-advisers, Lazard Asset Management underperformed as its international equity portfolio was tilted toward quality and was hampered by underweights to banks, energy, and materials stocks. Although Brickwood Asset Management benefited from its international value exposure, stock selection within the industrials sector of its international portfolio detracted from performance. Copeland Capital Management’s small-/mid-cap equity portfolio underperformed due to its lower beta (a measure of the volatility of a stock or other asset relative to a particular benchmark) positioning, higher-quality positioning, and stock selection within the financials sector. Leeward Investments benefited from stock selection within the information technology sector, while selection within the materials sector weighed on performance. Overall, Leeward Investments outperformed the Fund’s blended benchmark as small-cap value stocks generally outperformed for the period.

Brandywine Global Investment Management’s U.S. large-cap portfolio outperformed for the reporting period due to favorable stock selection within the consumer discretionary, consumer staples, and utilities sectors. Copeland Capital Management’s large-cap portfolio’s  underperformance was attributable to its lower-beta and higher-quality positioning. Acadian Asset Management’s performance outpaced its U.S. equity benchmark due to favorable stock selection within the information technology sector, but lagged relative to the Fund’s blended benchmark because U.S. large cap stocks generally underperformed international markets for the period.

Average Annual Total Returns as of February 28, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Catholic Values Equity Fund, Class Y Shares	16.50%	10.11%	12.77%
S&P 500 Index (USD) (TR)Footnote Reference*	16.99%	14.19%	15.50%
Russell 3000 Index (USD) (TR)Footnote Reference*	17.02%	12.80%	15.08%
80/20 Russell 3000 & MSCI ACWI ex-U.S.Footnote Reference†	21.36%	12.27%	14.21%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$428,671	983	$1,673	21%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.0%
Cash Equivalent	1.3%
Real Estate	2.2%
Utilities	2.4%
Energy	3.6%
Materials	3.8%
Consumer Staples	6.5%
Health Care	8.2%
Communication Services	9.3%
Consumer Discretionary	10.0%
Industrials	13.6%
Financials	14.6%
Information Technology	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	3.0%
NVIDIA Corp	2.6%
Microsoft Corp	2.5%
Alphabet Inc, Cl A	2.1%
Broadcom Inc	1.5%
Amazon.com Inc	1.3%
Meta Platforms Inc, Cl A	1.1%
Alphabet Inc, Cl C	1.1%
JPMorgan Chase & Co	1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Catholic Values Equity Fund

SEI Catholic Values Trust/Class Y Shares - CAVYX

Annual Shareholder Report: February 28, 2026

CAVYX-AR-2026

Annual Shareholder Report: February 28, 2026

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class F Shares - CFVAX

Fund Overview

This annual shareholder report contains important information about Catholic Values Fixed Income Fund (the "Fund") Class F Shares for the 12-month period ending February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class F Shares	$73	0.71%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Catholic Values Fixed Income Fund, Class F Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Feb/16	$10,000	$10,000
Feb/17	$10,311	$10,142
Feb/18	$10,401	$10,193
Feb/19	$10,744	$10,516
Feb/20	$11,956	$11,744
Feb/21	$12,225	$11,907
Feb/22	$11,946	$11,592
Feb/23	$10,667	$10,465
Feb/24	$10,963	$10,813
Feb/25	$11,545	$11,441
Feb/26	$12,235	$12,158
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending February 28, 2026.

In the second half of 2025, the Federal Reserve (Fed) implemented three 25-basis-point (0.25%) interest-rate cuts, bringing the target range on the federal funds rate to a range of 3.50%-3.75% before pausing at its January 2026 meeting. Inflation was relatively stable during the reporting period. The core personal-consumption expenditures (PCE) price index, which tracks the prices that consumers pay for goods and services to reveal underlying inflation trends, rose 3.0% in December 2025 (the most recent reporting period), as evolving tariff policy during the year maintained pressure on consumer prices.

An overweight to agency mortgage-backed securities (MBS) contributed positively to Fund performance for the reporting period as the sector benefited from favorable technicals (statistical trends gathered from trading activity, such as price movement and volume) and interest-rate volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined over the reporting period. Security selection within the sector benefited performance as well. A slight underweight to corporates detracted from performance as credit spreads remained tight. Fund performance also was bolstered by an overweight to asset-backed securities (ABS), where the managers preferred prime tranches in auto loans and credit cards, as well as AAA rated collateralized loan obligations (CLOs). Additionally, an overweight to CMBS enhanced Fund performance. Detractors from performance included a slight overweight to taxable municipal bonds and an underweight to non-corporate bonds as emerging-market U.S. dollar-denominated sovereign bonds outperformed. A long duration posture benefited performance as U.S. Treasury yields moved lower across the curve. Among the Fund’s sub-advisers, Metropolitan West Asset Management, LLC benefited from an overweight to agency MBS and a long duration posture, while an underweight to corporate bonds detracted. Income Research + Management was bolstered by positioning within ABS, while an underweight to non-corporate bonds had a negative impact on performance.

Average Annual Total Returns as of February 28, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Catholic Values Fixed Income Fund, Class F Shares	5.98%	0.02%	2.04%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.26%	0.42%	1.97%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$253,416	978	$706	321%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.0%
Consumer Staples	0.3%
Municipal Bonds	0.5%
Sovereign Debt	0.6%
Materials	0.6%
Health Care	0.8%
Information Technology	1.0%
Real Estate	1.0%
Energy	1.7%
Consumer Discretionary	1.9%
Industrials	2.1%
Communication Services	2.3%
Utilities	2.9%
Financials	8.6%
Asset-Backed Securities	11.6%
Cash Equivalent	11.7%
U.S. Treasury Obligations	32.1%
Mortgage-Backed Securities	38.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.500%	02/28/31	5.7%
U.S. Treasury Bonds	4.750%	02/15/56	4.0%
U.S. Treasury Notes	3.375%	02/29/28	3.8%
U.S. Treasury Notes	4.125%	02/15/36	2.1%
U.S. Treasury Bonds	4.875%	08/15/45	2.0%
UMBS	3.500%	03/15/56	1.9%
U.S. Treasury Notes	4.000%	05/31/30	1.2%
U.S. Treasury Notes	3.750%	02/28/33	1.2%
UMBS	4.000%	03/15/56	1.2%
U.S. Treasury Bonds	3.625%	05/15/53	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class F Shares - CFVAX

Annual Shareholder Report: February 28, 2026

CFVAX-AR-2026

Annual Shareholder Report: February 28, 2026

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class Y Shares - CFVYX

Fund Overview

This annual shareholder report contains important information about Catholic Values Fixed Income Fund (the "Fund") Class Y Shares for the 12-month period ending February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Values Fixed Income Fund, Class Y Shares	$63	0.61%

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Table Summary
	Catholic Values Fixed Income Fund, Class Y Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*
Feb/16	$10,000	$10,000
Feb/17	$10,332	$10,142
Feb/18	$10,443	$10,193
Feb/19	$10,786	$10,516
Feb/20	$12,002	$11,744
Feb/21	$12,295	$11,907
Feb/22	$12,024	$11,592
Feb/23	$10,743	$10,465
Feb/24	$11,038	$10,813
Feb/25	$11,636	$11,441
Feb/26	$12,344	$12,158
Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending February 28, 2026.

In the second half of 2025, the Federal Reserve (Fed) implemented three 25-basis-point (0.25%) interest-rate cuts, bringing the target range on the federal funds rate to a range of 3.50%-3.75% before pausing at its January 2026 meeting. Inflation was relatively stable during the reporting period. The core personal-consumption expenditures (PCE) price index, which tracks the prices that consumers pay for goods and services to reveal underlying inflation trends, rose 3.0% in December 2025 (the most recent reporting period), as evolving tariff policy during the year maintained pressure on consumer prices.

An overweight to agency mortgage-backed securities (MBS) contributed positively to Fund performance for the reporting period as the sector benefited from favorable technicals (statistical trends gathered from trading activity, such as price movement and volume) and interest-rate volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined over the reporting period. Security selection within the sector benefited performance as well. A slight underweight to corporates detracted from performance as credit spreads remained tight. Fund performance also was bolstered by an overweight to asset-backed securities (ABS), where the managers preferred prime tranches in auto loans and credit cards, as well as AAA rated collateralized loan obligations (CLOs). Additionally, an overweight to CMBS enhanced Fund performance. Detractors from performance included a slight overweight to taxable municipal bonds and an underweight to non-corporate bonds as emerging-market U.S. dollar-denominated sovereign bonds outperformed. A long duration posture benefited performance as U.S. Treasury yields moved lower across the curve. Among the Fund’s sub-advisers, Metropolitan West Asset Management, LLC benefited from an overweight to agency MBS and a long duration posture, while an underweight to corporate bonds detracted. Income Research + Management was bolstered by positioning within ABS, while an underweight to non-corporate bonds had a negative impact on performance.

Average Annual Total Returns as of February 28, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	10 Years
Catholic Values Fixed Income Fund, Class Y Shares	6.08%	0.08%	2.13%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	6.26%	0.42%	1.97%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$253,416	978	$706	321%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Forwards	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.0%
Consumer Staples	0.3%
Municipal Bonds	0.5%
Sovereign Debt	0.6%
Materials	0.6%
Health Care	0.8%
Information Technology	1.0%
Real Estate	1.0%
Energy	1.7%
Consumer Discretionary	1.9%
Industrials	2.1%
Communication Services	2.3%
Utilities	2.9%
Financials	8.6%
Asset-Backed Securities	11.6%
Cash Equivalent	11.7%
U.S. Treasury Obligations	32.1%
Mortgage-Backed Securities	38.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.500%	02/28/31	5.7%
U.S. Treasury Bonds	4.750%	02/15/56	4.0%
U.S. Treasury Notes	3.375%	02/29/28	3.8%
U.S. Treasury Notes	4.125%	02/15/36	2.1%
U.S. Treasury Bonds	4.875%	08/15/45	2.0%
UMBS	3.500%	03/15/56	1.9%
U.S. Treasury Notes	4.000%	05/31/30	1.2%
U.S. Treasury Notes	3.750%	02/28/33	1.2%
UMBS	4.000%	03/15/56	1.2%
U.S. Treasury Bonds	3.625%	05/15/53	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes to the Fund during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Catholic Values Fixed Income Fund

SEI Catholic Values Trust/Class Y Shares - CFVYX

Annual Shareholder Report: February 28, 2026

CFVYX-AR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Susan C. Cote. Ms. Cote is independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2025 and 2024 as follows:

		Fiscal Year 2026			Fiscal Year 2025
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$60,564	$0	N/A	$58,800	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$306,118	$0	$0	$371,362	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax fees include amounts related to tax compliance and consulting services.

(3)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2026	Fiscal 2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2026 and 2025 were $306,118 and $371,362, respectively. Non-audit fees consist of a SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h) During the past fiscal year, the Registrant’s principal accountant provided certain non-audit services to the Registrant’s investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provide ongoing services to the Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of the Registrant’s Board of Trustees reviewed and considered these non-audit services provided by the Registrant’s principal accountant to the Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedules of Investments

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

February 28, 2026

ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Catholic Values Trust

Catholic Values Equity Fund

Catholic Values Fixed Income Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	30
Statements of Operations	31
Statements of Changes in Net Assets	32
Financial Highlights	33
Notes to Financial Statements	34
Report of Independent Registered Public Accounting Firm	52
Notice to Shareholders (Unaudited)	53
Other Information (Form N-CSR Items 8-11)	54

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%
Communication Services — 9.3%
Alphabet Inc, Cl A	29,501	$9,197
Alphabet Inc, Cl C	14,941	4,653
AT&T Inc	83,125	2,328
Charter Communications Inc, Cl A *	128	30
Comcast Corp, Cl A	33,569	1,039
Dentsu Group Inc *	25,900	489
DoubleVerify Holdings Inc *	3,676	39
Electronic Arts Inc	3,208	643
Fox Corp, Cl A	1,439	81
Fox Corp, Cl B	1,443	75
GCI Liberty, Cl C *	183	7
IAC Inc *	443	17
Iridium Communications Inc	2,536	61
ITV PLC	1,524,335	1,628
Liberty Broadband Corp, Cl C *	916	50
Liberty Global PLC, Cl C *	3,675	45
Live Nation Entertainment Inc *	323	52
Madison Square Garden Sports Corp *	191	63
Match Group Inc	514	16
Meta Platforms Inc, Cl A	7,389	4,789
Millicom International Cellular	2,134	156
Netflix Inc *	16,970	1,633
New York Times Co/The, Cl A	3,853	307
News Corp	6,196	151
Nexstar Media Group Inc, Cl A	397	100
Omnicom Group Inc	2,374	203
Pinterest Inc, Cl A *	5,993	103
ROBLOX Corp, Cl A *	693	48
Roku Inc, Cl A *	965	95
Scout24 SE	18,014	1,530
Sirius XM Holdings Inc	3,627	80
Snap Inc, Cl A *	10,061	52
Spotify Technology SA *	1,515	780
Springer Nature & KGaA	7,506	140
Take-Two Interactive Software Inc *	1	—
Telefonica Brasil SA	182,700	1,541
Telkom Indonesia Persero	385,600	81
Tencent Holdings Ltd	27,100	1,783
TKO Group Holdings Inc, Cl A	247	55
T-Mobile US Inc	3,282	713
Toei Animation Co Ltd	3,500	55
Trade Desk Inc/The, Cl A *	825	20
Trump Media & Technology Group Corp *	2,318	25
Universal Music Group NV	21,092	475
Verizon Communications Inc	23,288	1,168
Versant Media Group *	930	31
Walt Disney Co/The	14,630	1,551
Warner Bros Discovery Inc *	9,628	271
WPP PLC	328,001	1,210
ZoomInfo Technologies Inc, Cl A *	2,140	13
		39,672
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 9.8%
Abercrombie & Fitch Co, Cl A *	845	$83
ADT Inc	5,625	45
Airbnb Inc, Cl A *	571	77
Amazon.com Inc *	25,529	5,361
Amer Sports Inc *	2,173	83
Aptiv PLC *	636	47
Aramark	2,596	109
Aumovio SE *	1,323	66
AutoNation Inc *	266	52
AutoZone Inc *	44	165
B&M European Value Retail	68,600	175
Bath & Body Works Inc	2,927	67
Best Buy Co Inc	976	60
Birkenstock Holding Plc *	9,860	411
Booking Holdings Inc	279	1,183
BorgWarner Inc	537	31
Bright Horizons Family Solutions Inc *	656	49
Brunswick Corp/DE	1,228	98
Burberry Group PLC *	94,941	1,481
Burlington Stores Inc *	404	124
CarMax Inc *	744	32
Carnival Corp	4,654	147
Carvana Co, Cl A *	77	26
Cheesecake Factory Inc/The	1,544	100
Chipotle Mexican Grill Inc, Cl A *	4,050	151
Choice Hotels International Inc	641	68
Columbia Sportswear Co	602	37
Continental AG	4,235	365
Coupang Inc, Cl A *	19,512	372
Crocs Inc *	590	53
Darden Restaurants Inc	375	80
Deckers Outdoor Corp *	3,426	402
Dick's Sporting Goods Inc	1,799	366
Dillard's Inc, Cl A	200	121
Dollarama Inc	10,506	1,547
Domino's Pizza Inc	173	70
DoorDash Inc, Cl A *	687	121
Dorman Products Inc *	812	96
DR Horton Inc	286	46
Duolingo Inc, Cl A *	223	23
eBay Inc	5,969	542
Etsy Inc *	427	23
Expedia Group Inc	485	105
Five Below Inc *	501	112
Floor & Decor Holdings Inc, Cl A *	974	67
Ford Motor Co	4,403	62
GameStop Corp, Cl A *	2,780	67
Gap Inc/The	4,895	137
Garmin Ltd	363	92
General Motors Co	14,570	1,147
Gentex Corp	2,705	63
Genuine Parts Co	393	47

SEI Catholic Values Trust	1

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grand Canyon Education Inc *	215	$34
Group 1 Automotive	177	58
H&R Block Inc	2,629	80
Harley-Davidson Inc	2,089	38
Hasbro Inc	526	52
Hilton Worldwide Holdings Inc	2,280	711
Home Depot Inc/The	3,668	1,396
Hyatt Hotels Corp, Cl A	442	71
Installed Building Products Inc	367	120
InterContinental Hotels Group PLC	4,503	619
JD Sports Fashion PLC	705,977	776
Koito Manufacturing Co Ltd	7,800	141
Lear Corp	6,770	889
Levi Strauss, Cl A	3,610	80
Lithia Motors Inc, Cl A	418	117
LKQ Corp	1,209	40
Lowe's Cos Inc	3,887	1,028
Lucid Group, Cl A *	1,107	11
Lululemon Athletica Inc *	285	53
LVMH Moet Hennessy Louis Vuitton SE	2,605	1,663
Macy's Inc	595	12
Magna International Inc	17,925	1,130
Marriott International Inc/MD, Cl A	4,191	1,432
Mattel Inc *	910	15
McDonald's Corp	368	125
Mohawk Industries Inc *	721	90
Murphy USA Inc	644	252
NIKE Inc, Cl B	691	43
Norwegian Cruise Line Holdings Ltd *	2,379	59
NVR Inc *	8	60
Ollie's Bargain Outlet Holdings Inc *	655	70
On Holding, Cl A *	1,470	68
O'Reilly Automotive Inc *	2,115	199
Pandora	4,843	383
Penske Automotive Group Inc	420	66
Planet Fitness Inc, Cl A *	917	75
Pool Corp	3,236	735
PulteGroup Inc	48	7
PVH Corp	1,066	73
Ralph Lauren Corp, Cl A	847	307
Restaurant Brands International Inc	1,172	84
RH *	170	28
Rivian Automotive Inc, Cl A *	4,493	69
Ross Stores Inc	8,561	1,760
Royal Caribbean Cruises Ltd	765	238
Samsonite International SA	41,100	101
Service Corp International/US	1,305	110
Shimano Inc	1,300	139
Sodexo SA	2,663	146
Sonos *	4,340	67
Starbucks Corp	8,790	862
Steven Madden Ltd	2,716	98
Swatch Group AG/The	1,068	273
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tapestry Inc	2,532	$394
Tempur Sealy International Inc	2,754	246
Tesla Inc *	6,659	2,680
Texas Roadhouse Inc, Cl A	566	103
Thor Industries Inc	624	60
TJX Cos Inc/The	5,133	830
Toll Brothers Inc	603	95
TopBuild Corp *	268	120
Tractor Supply Co	7,140	370
Travel + Leisure Co	1,185	87
Ulta Beauty Inc *	642	440
Under Armour Inc, Cl A *	4,708	35
Urban Outfitters Inc *	1,035	68
Vail Resorts Inc	213	29
Valvoline Inc *	19,610	741
VF Corp	1,652	32
Victoria's Secret & Co *	1,498	94
Wayfair Inc, Cl A *	775	59
Wendy's Co/The	87,069	667
Whirlpool Corp	461	32
Williams-Sonoma Inc	1,110	228
Wingstop Inc	328	85
Wyndham Hotels & Resorts Inc	874	71
Yamaha Corp	97,400	755
YETI Holdings Inc *	1,751	77
Yum! Brands Inc	560	94
		42,099
Consumer Staples — 6.0%
Ambev SA	139,200	442
Archer-Daniels-Midland Co	4,487	310
Brown-Forman Corp, Cl B	1,103	32
Bunge Global SA	963	116
Campbell Soup Co	5,858	158
Casey's General Stores Inc	4,573	3,135
Clorox Co/The	495	63
Coca-Cola Co/The	9,869	805
Colgate-Palmolive Co	7,124	706
Conagra Brands Inc	40,224	774
Constellation Brands Inc, Cl A	371	58
Costco Wholesale Corp	2,332	2,357
Coty Inc, Cl A *	56,718	142
Darling Ingredients Inc *	1,535	82
Diageo ADR	6,503	582
Diageo PLC	57,339	1,283
Dollar General Corp	9,157	1,431
Dollar Tree Inc *	565	71
elf Beauty Inc *	322	30
Estee Lauder Cos Inc/The, Cl A	422	46
Flowers Foods Inc	2,694	27
General Mills Inc	7,218	326
Hershey Co/The	1,957	462
Hormel Foods Corp	2,233	57
Ingredion Inc	6,376	749

2	SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
J M Smucker Co/The	3,662	$425
Kenvue	3,119	60
Keurig Dr Pepper Inc	1,806	55
Kimberly-Clark Corp	4,034	449
Kraft Heinz Co/The	1,549	38
Kroger Co/The	16,935	1,156
Lamb Weston Holdings Inc	1,288	62
LG H&H Co Ltd	3,697	686
Marzetti	634	104
McCormick & Co Inc/MD	1,882	134
MGP Ingredients Inc	213	4
Mondelez International Inc, Cl A	12,061	743
PepsiCo Inc	7,683	1,304
Performance Food Group Co *	132	13
Pernod Ricard SA	22,442	2,069
PriceSmart	800	124
Smithfield Foods	3,804	95
Sysco Corp	10,064	917
Target Corp	1,620	184
Unilever	27,409	2,012
US Foods Holding Corp *	1,216	117
Vita Coco *	874	51
Walmart Inc	6,031	772
		25,818
Energy — 3.6%
Antero Midstream Corp	5,338	120
Antero Resources Corp *	3,254	120
APA	4,165	127
Baker Hughes Co, Cl A	15,081	984
BP PLC	62,631	405
BP PLC ADR	29,443	1,144
Cactus Inc, Cl A	1,347	73
Canadian Natural Resources Ltd	30,641	1,341
Cheniere Energy Inc	3,034	715
Chesapeake Energy Corp	709	77
Chevron Corp	7,940	1,483
Chord Energy Corp	419	45
ConocoPhillips	8,966	1,017
Coterra Energy Inc	2,108	64
Devon Energy Corp	6,524	284
DHT Holdings	3,074	60
Diamondback Energy Inc	5,370	935
EOG Resources Inc	6,401	794
EQT Corp	6,571	404
Expro Group Holdings *	6,950	124
Exxon Mobil Corp	4,607	703
Halliburton Co	4,010	144
Helmerich & Payne Inc	1,476	52
HF Sinclair Corp	1,178	59
Kinder Morgan Inc	19,664	654
Marathon Petroleum Corp	2,427	481
NOV	5,911	120
Occidental Petroleum Corp	1,070	57
Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ONEOK Inc	2,578	$213
Ovintiv Inc	1,218	62
Patterson-UTI Energy	6,641	57
Phillips 66	680	105
Range Resources Corp	2,464	102
Schlumberger NV	6,958	357
Shell PLC ADR	2,965	248
SM Energy	3,408	79
TechnipFMC PLC	2,005	133
Teekay Tankers, Cl A	1,258	98
Texas Pacific Land Corp	639	335
Transocean *	17,484	113
Valero Energy Corp	1,795	367
Viper Energy, Cl A	1,658	77
Weatherford International PLC	569	60
Williams Cos Inc/The	4,821	360
		15,352
Financials — 14.6%
Affiliated Managers Group Inc	631	193
Aflac Inc	1,184	134
AGNC Investment Corp ‡	2,829	32
AIA Group Ltd	284,000	3,133
AIB Group PLC	161,704	1,677
Allstate Corp/The	648	139
Ally Financial Inc	2,235	88
American Express Co	2,128	657
American International Group Inc	1,000	81
Ameriprise Financial Inc	2,899	1,363
Annaly Capital Management Inc ‡	43,682	1,015
Aon PLC, Cl A	3,145	1,055
Apollo Global Management Inc	658	69
Arch Capital Group Ltd *	2,300	230
Ares Management Corp, Cl A	3,298	369
Arthur J Gallagher & Co	272	62
Assurant Inc	485	111
Assured Guaranty Ltd	831	72
Axis Capital Holdings Ltd	1,754	185
Banco do Brasil SA	205,800	1,085
Bank of America Corp	46,941	2,339
Bank of New York Mellon Corp/The	6,146	732
Bank OZK	9,680	451
Berkshire Hathaway Inc, Cl B *	4,853	2,451
BlackRock Funding Inc/DE	75	80
Blackstone Inc	1,004	114
Block Inc, Cl A *	934	60
Blue Owl Capital Inc, Cl A	3,912	41
BOK Financial Corp	794	100
Brighthouse Financial Inc *	1,395	84
Brookfield Asset Management, Cl A	1,395	65
Brown & Brown Inc	3,440	247
Capital One Financial Corp	4,313	844
Carlyle Group Inc/The	1,855	96
Charles Schwab Corp/The	8,887	846

SEI Catholic Values Trust	3

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chimera Investment Corp ‡	2,606	$35
Chubb Ltd	1,561	532
Cincinnati Financial Corp	726	119
Citigroup Inc	31,926	3,518
Citizens Financial Group Inc	14,083	848
City Holding Co	679	81
CME Group Inc, Cl A	2,621	837
CNA Financial Corp	184	9
Cohen & Steers Inc	792	53
Columbia Banking System Inc	2,761	79
Commerce Bancshares Inc/MO	1,449	74
Credit Acceptance Corp *	209	99
Cullen/Frost Bankers Inc	599	83
East West Bancorp Inc	763	84
Equitable Holdings Inc	4,036	162
Euronet Worldwide Inc *	554	39
Evercore Inc, Cl A	786	243
Everest Group Ltd	248	83
FactSet Research Systems Inc	1,748	379
Fidelity National Information Services Inc	613	31
Fifth Third Bancorp	3,228	160
First American Financial Corp	1,122	79
First Citizens BancShares Inc/NC, Cl A	16	30
First Hawaiian Inc	1,924	48
First Horizon Corp	10,810	257
First Interstate BancSystem Inc, Cl A	2,479	86
Fiserv Inc *	689	43
FNB Corp/PA	6,290	107
Franklin Resources Inc	1,707	45
Gjensidige Forsikring ASA	4,629	131
Global Payments Inc	12,506	956
Globe Life Inc	573	83
Goldman Sachs Group Inc/The	712	612
Hamilton Lane Inc, Cl A	445	47
Hanover Insurance Group Inc/The	1,089	197
Hartford Financial Services Group Inc/The	4,339	611
HDFC Bank Ltd ADR	13,408	427
Home BancShares Inc/AR	2,656	73
Hong Kong Exchanges & Clearing Ltd	16,300	871
Houlihan Lokey Inc, Cl A	392	64
Huntington Bancshares Inc/OH	11,006	185
Independent Bank Corp	1,149	90
Intercontinental Exchange Inc	468	77
Invesco Ltd	3,179	84
Jack Henry & Associates Inc	408	66
Janus Henderson Group PLC	2,562	133
Jefferies Financial Group Inc	1,349	60
JPMorgan Chase & Co	14,941	4,487
KeyCorp	3,317	69
Kinsale Capital Group Inc	246	96
Lincoln National Corp	1,943	67
London Stock Exchange Group PLC	4,852	577
LPL Financial Holdings Inc	709	213

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
M&T Bank Corp	1,829	$397
MarketAxess Holdings Inc	311	60
Marsh & McLennan Cos Inc	4,033	753
Mastercard Inc, Cl A	2,111	1,092
MetLife Inc	4,026	290
MGIC Investment Corp	7,078	188
Moody's Corp	1,812	865
Morgan Stanley	19,159	3,190
Morningstar Inc	253	46
MSCI Inc, Cl A	1,717	982
Nasdaq Inc	1,761	154
National Bank Holdings Corp, Cl A	845	34
NMI Holdings Inc, Cl A *	2,141	84
Northern Trust Corp	2,012	288
NU Holdings Ltd/Cayman Islands, Cl A *	8,157	122
Old National Bancorp/IN	5,074	117
Old Republic International Corp	2,551	109
OneMain Holdings Inc, Cl A	1,860	102
Partners Group Holding AG	1,085	1,205
PayPal Holdings Inc	1,175	54
Pinnacle Financial Partners	3,712	337
PNC Financial Services Group Inc/The	2,121	450
Popular Inc	6,211	841
Primerica Inc	683	173
Principal Financial Group Inc	1,152	110
Progressive Corp/The	3,512	750
Prosperity Bancshares Inc	1,900	134
Prudential Financial Inc	1,184	117
Raymond James Financial Inc	477	73
Regions Financial Corp	5,506	153
Reinsurance Group of America Inc	1	—
RenaissanceRe Holdings Ltd	345	104
Rithm Capital Corp ‡	6,833	69
Rocket Cos Inc, Cl A	1,089	20
S&P Global Inc	1,983	876
SLM Corp	12,309	231
Starwood Property Trust Inc ‡	4,020	72
State Street Corp	6,945	893
Stifel Financial Corp	1,052	78
Synchrony Financial	2,944	203
T Rowe Price Group Inc	674	64
Toast, Cl A *	615	17
TPG Inc, Cl A	2,239	97
Tradeweb Markets Inc, Cl A	874	108
Travelers Cos Inc/The	433	134
Truist Financial Corp	2,659	131
Univest Financial Corp	3,376	113
Unum Group	3,649	262
US Bancorp	1,600	87
UWM Holdings Corp	11,185	49
Virtu Financial Inc, Cl A	105	4
Visa Inc, Cl A	12,469	3,992
Voya Financial Inc	930	62

4	SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
W R Berkley Corp	2,109	$151
Webster Financial Corp	5,867	423
Wells Fargo & Co	9,142	745
Western Alliance Bancorp	2,780	223
Western Union Co/The	12,682	122
WEX Inc *	324	48
White Mountains Insurance Group Ltd	78	173
Willis Towers Watson PLC	1,893	578
Wintrust Financial Corp	705	102
XP Inc, Cl A	17,472	376
Zions Bancorp NA	1,209	69
		62,765
Health Care — 8.2%
Acadia Healthcare Co Inc *	4,280	100
Align Technology Inc *	210	40
Apellis Pharmaceuticals Inc *	1,267	27
Argenx *	1,947	1,505
Avantor Inc *	11,406	103
Baxter International Inc	11,232	229
Boston Scientific Corp *	9,476	728
Cardinal Health Inc	3,870	887
Cencora Inc, Cl A	4,707	1,752
Centene Corp *	1,245	56
Certara Inc *	1,816	13
Chemed Corp	108	44
Cigna Group	269	78
Coloplast A/S, Cl B	12,100	937
CVS Health Corp	26,983	2,156
DaVita Inc *	703	110
DENTSPLY SIRONA Inc	54,192	795
Dexcom Inc *	5,879	432
Doximity Inc, Cl A *	19	—
Edwards Lifesciences Corp *	8,452	731
Elanco Animal Health Inc *	35,418	935
Elevance Health Inc	1,721	551
Encompass Health Corp	13,646	1,472
Ensign Group Inc/The	480	103
Envista Holdings Corp *	21,480	627
EssilorLuxottica SA	4,021	1,063
Exact Sciences Corp *	2,022	209
Exelixis Inc *	13,403	590
Globus Medical Inc, Cl A *	1,245	119
Halozyme Therapeutics *	1,463	102
Henry Schein Inc *	931	77
Hologic Inc *	1,306	98
Hoya Corp	10,100	1,825
Humana Inc	514	98
ICON PLC *	1,220	132
IDEXX Laboratories Inc *	1,359	892
Incyte Corp *	7,222	731
Insmed *	343	51
Inspire Medical Systems Inc *	867	56
Insulet Corp *	385	95

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Integra LifeSciences Holdings Corp *	64,998	$740
Intuitive Surgical Inc *	1,937	975
Ionis Pharmaceuticals Inc *	1,566	127
IQVIA Holdings Inc *	267	48
Jazz Pharmaceuticals PLC *	4,950	941
Labcorp Holdings Inc	288	83
LeMaitre Vascular Inc	1,045	113
M3 Inc	18,600	204
Masimo Corp *	645	113
Medpace Holdings Inc *	143	65
Medtronic PLC	15,049	1,470
Mettler-Toledo International Inc *	631	862
Molina Healthcare Inc *	1	—
Natera Inc *	466	97
Neurocrine Biosciences Inc *	4,676	618
Option Care Health Inc *	2,507	81
Penumbra Inc *	330	114
Prestige Consumer Healthcare Inc *	14,563	1,009
Quest Diagnostics Inc	2,735	580
QuidelOrtho Corp *	738	17
Repligen Corp *	2,688	346
ResMed Inc	2,818	722
Royalty Pharma PLC, Cl A	3,976	184
Sotera Health Co *	5,022	82
STERIS PLC	6,431	1,623
Stryker Corp	2,405	932
Teleflex Inc	1,029	126
US Physical Therapy Inc	80	7
Veeva Systems Inc, Cl A *	1,171	213
Viking Therapeutics Inc *	1,379	47
Waters Corp *	2,199	702
West Pharmaceutical Services Inc	236	60
Zimmer Biomet Holdings Inc	5,327	524
Zoetis Inc, Cl A	7,352	964
		35,338
Industrials — 13.6%
A O Smith Corp	943	74
AAON Inc	809	82
Acuity Brands Inc	561	169
AECOM	1,218	119
AerCap Holdings NV	13,116	1,960
AGCO Corp	675	92
Air Lease Corp, Cl A	6,874	446
Alaska Air Group Inc *	2,479	128
Allegion plc	536	86
Allison Transmission Holdings Inc	652	82
American Airlines Group Inc *	4,404	58
AMETEK Inc	392	94
AP Moller - Maersk A/S, Cl B	761	1,888
API Group *	1,182	53
Applied Industrial Technologies	331	94
Armstrong World Industries Inc	1,080	187
Assa Abloy AB, Cl B	45,170	1,924

SEI Catholic Values Trust	5

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Atmus Filtration Technologies	1,560	$101
Automatic Data Processing Inc	4,605	987
Avis Budget Group Inc *	323	32
Axon Enterprise *	115	62
AZZ	371	50
Booz Allen Hamilton Holding Corp, Cl A	7,122	561
Brady, Cl A	1,042	96
Broadridge Financial Solutions Inc	381	71
CACI International Inc, Cl A *	373	228
Carlisle Cos Inc	402	159
Carrier Global Corp	2,640	170
Caterpillar Inc	256	190
CH Robinson Worldwide Inc	994	184
Cintas Corp	7,452	1,499
Clarivate PLC *	9,578	22
Clean Harbors Inc *	334	98
CNH Industrial NV	58,813	723
Comfort Systems USA Inc	222	317
Computershare Ltd	12,046	266
Concentrix Corp	404	13
Copart Inc *	3,236	123
Core & Main Inc, Cl A *	1,847	100
CSX Corp	4,524	193
Cummins Inc	1,667	973
Deere & Co	1,717	1,081
Delta Air Lines Inc	4,577	301
Diploma PLC	8,463	645
Donaldson Co Inc	397	37
Doosan Bobcat Inc	5,222	236
Dover Corp	1,366	308
Eaton Corp PLC	2,813	1,058
EMCOR Group Inc	908	658
Emerson Electric Co	1,607	242
Enerpac Tool Group Corp, Cl A	21,326	870
Enpro Inc	439	114
Enviri Corp *	59,545	1,127
Everus Construction Group *	541	65
ExlService Holdings Inc *	5,410	169
Expeditors International of Washington Inc	896	130
Experian PLC	34,322	1,289
Fastenal Co	2,256	104
FedEx Corp	2,248	870
Ferguson Enterprises Inc	409	107
Flowserve Corp	1,306	116
Fortive Corp	627	37
Fortune Brands Innovations Inc	945	51
FTI Consulting Inc *	918	151
Gates Industrial Corp PLC *	5,238	144
GE Vernova	152	133
Generac Holdings Inc *	427	96
Genpact Ltd	15,156	602
GFL Environmental Inc	1,503	66
Graco Inc	401	38

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GXO Logistics Inc *	1,412	$89
Hayward Holdings Inc *	5,405	87
Hexcel Corp	2,057	191
Howmet Aerospace Inc	2,891	759
Hubbell Inc, Cl B	100	51
Huron Consulting Group Inc *	270	38
IDEX Corp	425	89
Illinois Tool Works Inc	3,263	948
IMCD NV	459	44
Ingersoll Rand Inc	1,197	113
ITT Inc	1,117	226
Jacobs Solutions	563	78
JB Hunt Transport Services Inc	477	111
Johnson Controls International plc	7,332	1,058
KBR	1,312	55
Kennametal	8,260	333
Kirby Corp *	2,029	263
Knight-Swift Transportation Holdings Inc, Cl A	1,117	70
Korn Ferry	1,643	103
Landstar System Inc	336	55
Lennox International Inc	194	111
LG Corp	2,259	169
Lincoln Electric Holdings Inc	809	232
Lyft Inc, Cl A *	1,618	22
ManpowerGroup Inc	12,901	361
Masco Corp	1,109	79
MasTec Inc *	492	147
Middleby Corp/The *	535	90
MSA Safety Inc	401	78
MSC Industrial Direct Co Inc, Cl A	5,596	525
Mueller Industries	970	114
Nordson Corp	843	247
Norfolk Southern Corp	420	132
nVent Electric PLC	2,436	288
Old Dominion Freight Line Inc	3,432	697
Oshkosh Corp	1,137	193
Otis Worldwide Corp	7,693	712
Owens Corning	445	54
PACCAR Inc	689	87
Parker-Hannifin Corp	128	129
Paychex Inc	550	52
Paycom Software Inc	217	27
Paylocity Holding Corp *	467	50
Pentair PLC	793	79
Quanta Services Inc	191	108
Rational	305	264
RB Global Inc	1,099	111
Recruit Holdings Co Ltd	28,400	1,236
Regal Rexnord Corp	2,400	530
RELX PLC	41,847	1,454
Republic Services Inc, Cl A	700	160
Robert Half Inc	6,794	166

6	SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rockwell Automation Inc	1,053	$429
Rollins Inc	2,023	123
Ryder System Inc	2,375	526
Saia Inc *	191	77
Schneider National Inc, Cl B	2,470	70
Science Applications International Corp	487	45
Sensata Technologies Holding PLC	19,657	734
Signify NV	61,205	1,425
Simpson Manufacturing Co Inc	408	79
SiteOne Landscape Supply Inc *	487	70
SMS Co Ltd	7,300	82
Snap-on Inc	234	90
Societe BIC SA	942	61
Southwest Airlines Co	1,122	55
SS&C Technologies Holdings Inc	1,126	85
Standex International Corp	1,819	477
Stanley Black & Decker Inc	3,000	260
Swire Pacific Ltd, Cl A	14,000	150
Teleperformance	29,066	1,756
Tetra Tech Inc	6,340	227
Timken Co/The	1,209	131
Toro Co/The	721	71
Toromont Industries Ltd	8,595	1,334
Trane Technologies PLC	2,151	995
TransDigm Group Inc	58	76
TransUnion	974	77
Trex Co Inc *	956	40
Uber Technologies Inc *	4,045	305
UniFirst Corp/MA	449	105
Union Pacific Corp	3,457	916
United Airlines Holdings Inc *	1,164	124
United Parcel Service Inc, Cl B	5,859	679
United Rentals Inc	308	259
Valmont Industries Inc	1,047	482
Veralto	714	70
Verisk Analytics Inc, Cl A	474	98
Vertiv Holdings Co, Cl A	4,580	1,167
Waste Connections Inc	5,930	1,021
Waste Management Inc	3,691	889
Watsco Inc	331	138
WESCO International Inc	964	279
Westinghouse Air Brake Technologies Corp	3,665	967
WillScot Holdings Corp	1,711	37
Wolters Kluwer NV	5,498	444
Woodward Inc	405	157
WW Grainger Inc	742	849
Xylem Inc/NY	5,273	683
		58,278
Information Technology — 24.0%
Accenture PLC, Cl A	7,320	1,528
Adobe Inc *	3,317	870
Advanced Micro Devices Inc *	5,829	1,167
Akamai Technologies Inc *	738	73

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allegro MicroSystems Inc *	1,597	$58
Amdocs Ltd	872	61
Amphenol Corp, Cl A	14,495	2,117
Analog Devices Inc	858	305
Appfolio Inc, Cl A *	282	50
Apple Inc	48,546	12,825
Applied Materials Inc	3,824	1,424
AppLovin Corp, Cl A *	138	60
Arista Networks Inc *	8,717	1,164
Arrow Electronics Inc *	1,030	157
ASML Holding NV	1,614	2,346
Astera Labs *	491	58
Atlassian Corp, Cl A *	1	—
Autodesk Inc *	334	82
Avnet Inc	2,918	192
Belden Inc	657	94
Bentley Systems Inc, Cl B	2,299	84
BILL Holdings Inc *	845	38
Blackbaud *	912	44
Broadcom Inc	20,336	6,498
Brother Industries Ltd	78,700	1,626
Cadence Design Systems Inc *	832	251
CCC Intelligent Solutions Holdings Inc *	6,338	37
CDW Corp/DE	4,127	506
Check Point Software Technologies Ltd *	8,991	1,367
Ciena Corp *	1,878	655
Cirrus Logic Inc *	1,236	174
Cisco Systems Inc	17,813	1,415
Cloudflare Inc, Cl A *	406	70
Cognex Corp	6,582	358
Cognizant Technology Solutions Corp, Cl A	869	56
Coherent Corp *	779	202
Cohu Inc *	37,299	1,126
Confluent Inc, Cl A *	550	17
Crane NXT Co	1,165	56
Crowdstrike Holdings Inc, Cl A *	213	79
Datadog Inc, Cl A *	1,075	120
Dell Technologies Inc, Cl C	503	75
DocuSign Inc, Cl A *	497	22
Dolby Laboratories Inc, Cl A	11,870	790
Dropbox Inc, Cl A *	2,225	56
DXC Technology Co *	60,054	756
Dynatrace Inc *	1,411	51
Elastic NV *	642	33
Enphase Energy Inc *	1,799	76
Entegris Inc	553	73
F5 Inc *	506	137
Fair Isaac Corp *	42	59
First Solar Inc *	334	66
Flex *	1,535	97
Fortinet Inc *	1,010	80
Gartner Inc *	205	32
Gen Digital Inc	2,665	60

SEI Catholic Values Trust	7

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gitlab Inc, Cl A *	1,223	$32
GLOBALFOUNDRIES Inc *	1,155	55
Globant SA *	146	7
GoDaddy Inc, Cl A *	4,243	370
Guidewire Software Inc *	649	94
Halma PLC	31,873	1,789
Harmonic Inc *	115,401	1,227
Hewlett Packard Enterprise Co	35,066	753
Hexagon AB, Cl B	14,037	160
HP Inc	22,192	421
HubSpot Inc *	83	22
Ingram Micro Holding Corp	3,776	78
Intel Corp *	4,726	216
International Business Machines Corp	1,393	335
Intuit Inc	3,888	1,590
IPG Photonics Corp *	692	91
Jabil Inc	593	157
Keyence Corp	400	169
Keysight Technologies Inc *	2,282	701
KLA Corp	279	425
Kulicke & Soffa Industries Inc	1,690	118
Kyndryl Holdings Inc *	7,926	98
Lam Research Corp	8,380	1,960
Lattice Semiconductor Corp *	1,274	122
Littelfuse Inc	331	117
Lotes Co Ltd	12,000	674
Lumentum Holdings Inc *	2,341	1,641
Manhattan Associates Inc *	64	9
Marvell Technology Inc	8,769	716
Micron Technology Inc	5,367	2,213
Microsoft Corp	26,866	10,551
MongoDB Inc, Cl A *	261	86
Monolithic Power Systems Inc	1,301	1,487
Motorola Solutions Inc	3,609	1,741
nCino Inc *	762	12
NetApp Inc	1,531	152
Nokia Oyj	241,981	1,856
Nutanix Inc, Cl A *	1,091	42
NVIDIA Corp	62,481	11,071
Okta Inc, Cl A *	276	20
ON Semiconductor Corp *	5,929	394
Onto Innovation Inc *	318	69
Oracle Corp	3,681	535
Palantir Technologies Inc, Cl A *	1,017	140
Palo Alto Networks Inc *	2	—
Pegasystems Inc	1,588	69
Power Integrations Inc	800	38
Procore Technologies Inc *	905	50
PTC Inc *	1	—
Pure Storage Inc, Cl A *	1,198	77
Qnity Electronics Inc	2,206	280
Qorvo *	980	81
QUALCOMM Inc	5,344	761

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ralliant	209	$10
RingCentral Inc, Cl A *	199	7
Rogers Corp *	596	64
Roper Technologies Inc	137	48
Salesforce Inc	11,505	2,241
SANDISK CORP *	301	191
SAP SE	9,782	1,964
Seagate Technology Holdings	526	215
SentinelOne Inc, Cl A *	3,347	44
ServiceNow Inc *	1,385	150
Silicon Laboratories Inc *	508	104
Skyworks Solutions Inc	606	36
Snowflake Inc, Cl A *	867	146
Super Micro Computer Inc *	780	25
Synopsys Inc *	156	65
Taiwan Semiconductor Manufacturing Co Ltd ADR	11,957	4,479
TD SYNNEX Corp	404	63
TE Connectivity	436	100
Teledyne Technologies Inc *	157	107
Teradata Corp *	1,199	38
Teradyne Inc	560	179
Texas Instruments Inc	407	86
TOTVS SA	200,200	1,478
Trimble Inc *	1,500	100
Twilio Inc, Cl A *	463	56
Tyler Technologies Inc *	122	43
Ubiquiti Inc	183	140
UiPath Inc, Cl A *	4,862	52
Unity Software Inc *	585	11
Universal Display Corp	2,942	314
VeriSign Inc	2,820	643
Viavi Solutions Inc *	12,881	383
Vontier Corp	7,338	300
Western Digital Corp	2,446	684
Workday Inc, Cl A *	1,592	213
Zebra Technologies Corp, Cl A *	677	152
Zoom Video Communications Inc, Cl A *	186	14
Zscaler Inc *	487	72
		102,762
Materials — 3.8%
Air Products and Chemicals Inc	2,804	773
Albemarle Corp	467	83
Alcoa Corp	4,724	293
Amcor	3,272	158
AptarGroup Inc	1,090	157
Ashland	1,507	94
Avery Dennison Corp	548	108
Axalta Coating Systems Ltd *	19,933	666
Ball Corp	927	62
Cabot Corp	1,164	89
Celanese Corp, Cl A	3,090	154
CF Industries Holdings Inc	921	92

8	SEI Catholic Values Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cleveland-Cliffs Inc *	4,585	$49
Corteva Inc	1,306	105
CRH PLC	939	113
Crown Holdings Inc	5,279	605
Dow Inc	975	30
DuPont de Nemours Inc	9,451	473
Eastman Chemical Co	1,202	91
Ecolab Inc	1,645	507
Element Solutions Inc	5,641	198
FMC Corp	55,803	822
Freeport-McMoRan Inc	5,276	359
Graphic Packaging Holding Co	4,953	61
Huntsman Corp	4,477	57
Ingevity Corp *	1,326	95
Innospec Inc	1,185	91
International Flavors & Fragrances Inc	737	61
International Paper Co	1,238	54
James Hardie Industries *	2,489	61
Linde PLC	2,441	1,240
Louisiana-Pacific Corp	1,691	143
LyondellBasell Industries NV, Cl A	607	35
Martin Marietta Materials Inc	1,338	905
Mondi	20,123	240
Mosaic Co/The	2,498	69
NewMarket Corp	145	91
Newmont Corp	8,630	1,122
Nucor Corp	870	154
O-I Glass Inc, Cl I *	8,446	113
Packaging Corp of America	472	110
PPG Industries Inc	510	63
Reliance Inc	4,921	1,553
Rio Tinto Ltd	16,964	2,019
Royal Gold Inc	466	140
Scotts Miracle-Gro Co/The	796	56
Sealed Air Corp	1,831	77
Sherwin-Williams Co/The	1,808	656
Smurfit WestRock PLC	5,158	242
Sonoco Products Co	903	51
Steel Dynamics Inc	1,777	343
Syensqo SA	2,051	117
Vulcan Materials Co	363	112
		16,212
Real Estate — 2.2%
Agree Realty ‡	1,136	91
Alexandria Real Estate Equities Inc ‡	322	17
American Homes 4 Rent, Cl A ‡	2,436	73
American Tower Corp ‡	956	183
Americold Realty Trust Inc ‡	1,965	26
AvalonBay Communities Inc ‡	909	161
Brixmor Property Group Inc ‡	4,961	150
BXP Inc ‡	2,949	170
Camden Property Trust ‡	465	50
CareTrust REIT ‡	2,326	95

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CBRE Group Inc, Cl A *	5,245	$775
COPT Defense Properties ‡	3,768	120
CoStar Group Inc *	712	32
Cousins Properties Inc ‡	2,645	61
Crown Castle Inc ‡	4,114	368
CTO Realty Growth ‡	7,312	142
CubeSmart ‡	1,472	61
Digital Realty Trust Inc ‡	437	77
EastGroup Properties Inc ‡	635	125
EPR Properties ‡	933	55
Equinix Inc ‡	1,087	1,059
Equity LifeStyle Properties Inc ‡	1,548	104
Equity Residential ‡	780	49
Essex Property Trust Inc ‡	187	48
Extra Space Storage Inc ‡	460	70
Federal Realty Investment Trust ‡	402	44
First Industrial Realty Trust Inc ‡	1,196	76
FirstService Corp	5,741	905
Healthcare Realty Trust, Cl A ‡	3,026	56
Healthpeak Properties Inc ‡	9,791	173
Highwoods Properties Inc ‡	2,287	51
Host Hotels & Resorts Inc ‡	9,310	182
Howard Hughes Holdings Inc *	411	30
Invitation Homes ‡	1,905	50
Iron Mountain Inc ‡	713	77
Jones Lang LaSalle Inc *	410	129
Kilroy Realty Corp ‡	811	24
Kimco Realty Corp ‡	2,506	59
Lamar Advertising Co, Cl A ‡	862	119
Lineage ‡	1,425	58
Medical Properties Trust ‡	9,727	56
Mid-America Apartment Communities Inc ‡	482	65
Millrose Properties	270	8
National Storage Affiliates Trust ‡	1,555	54
Newmark Group Inc, Cl A	4,999	73
NNN REIT Inc ‡	993	45
Omega Healthcare Investors ‡	3,004	145
Park Hotels & Resorts Inc ‡	5,035	57
Prologis Inc ‡	6,809	971
Public Storage ‡	298	92
Rayonier Inc ‡	3,045	65
Realty Income Corp ‡	1,634	110
Regency Centers Corp ‡	826	65
Rexford Industrial Realty Inc ‡	1,192	45
Ryman Hospitality Properties Inc ‡	528	52
SBA Communications Corp, Cl A ‡	1,053	212
Simon Property Group Inc ‡	566	115
St. Joe	767	55
STAG Industrial Inc ‡	1,910	75
Sun Communities ‡	392	54
Terreno Realty Corp ‡	812	54
UDR Inc ‡	2,288	86
Ventas Inc ‡	1,890	163

SEI Catholic Values Trust	9

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vornado Realty Trust ‡	765	$21
Welltower Inc ‡	1,757	364
Weyerhaeuser Co ‡	2,954	72
WP Carey ‡	1,197	89
Zillow Group Inc, Cl C *	1,230	55
		9,513
Utilities — 2.4%
AES Corp/The	4,013	69
Alliant Energy Corp	1,828	132
Ameren Corp	786	89
American Electric Power Co Inc	1,847	247
American Water Works Co Inc	2,358	321
Brookfield Infrastructure, Cl A	1,361	68
Brookfield Infrastructure Partners	2,262	88
Brookfield Renewable, Cl A	3,044	130
CenterPoint Energy Inc	2,040	89
Chesapeake Utilities	372	51
CMS Energy Corp	5,948	464
Consolidated Edison Inc	3,038	342
Constellation Energy Corp	369	122
Duke Energy Corp	2,448	320
Edison International	7,451	557
Entergy Corp	1,190	128
Essential Utilities Inc	1,211	48
Evergy Inc	833	70
Eversource Energy	5,900	450
Exelon Corp	15,856	784
FirstEnergy Corp	11,167	571
IDACORP Inc, Cl Rights	994	143
MDU Resources Group Inc	2,166	45
National Fuel Gas Co	1,319	120
NextEra Energy Inc	11,934	1,119
NiSource Inc	1,440	68
NRG Energy Inc	6,378	1,142
OGE Energy Corp	2,708	133
Pinnacle West Capital Corp	566	57
Portland General Electric	952	51
PPL Corp	21,652	844
Public Service Enterprise Group Inc	1,010	87
Sempra	5,694	548
Spire Inc	978	90
UGI Corp	1,904	71
Vistra Corp	1,148	200
WEC Energy Group Inc	737	86

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	3,243	$270
		10,214

Total Common Stock
(Cost $261,374) ($ Thousands)		418,023

PREFERRED STOCK — 0.7%

Consumer Discretionary — 0.2%
Volkswagen AG (A)	6,538	777

Consumer Staples — 0.5%
Henkel AG & Co KGaA (A)	19,130	1,875

Financials — 0.0%
JPMorgan Chase, 4.200% (B)	4,555	84
M&T Bank, 7.500% (B)	1,859	50
		134

Total Preferred Stock
(Cost $2,282) ($ Thousands)		2,786

EXCHANGE-TRADED FUND — 0.0%

Domestic Equity — 0.0%
iShares Russell 2000 Value ETF	478	95

Total Exchange-Traded Fund
(Cost $78) ($ Thousands)		95

	Number of Rights
RIGHTS — 0.0%
Health Care — 0.0%
Abiomed Inc *‡‡(C)	297	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†	5,670,443	5,670
Total Cash Equivalent
(Cost $5,670) ($ Thousands)		5,670
Total Investments in Securities — 99.5%
(Cost $269,404) ($ Thousands)		$426,574

10	SEI Catholic Values Trust

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-Mini	17	Mar-2026	$5,854	$5,855	$1

Percentages are based on Net Assets of $428,671 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(A)	No interest rate available.
(B)	Perpetual security with no stated maturity date.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
‡‡	Expiration date not available.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
Ltd. — Limited
NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	418,023	–	–		418,023
Preferred Stock	2,786	–	–		2,786
Exchange-Traded Fund	95	–	–		95
Rights	–	–	–	^	–
Cash Equivalent	5,670	–	–		5,670
Total Investments in Securities	426,574	–	–		426,574

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1	–	–	1
Total Other Financial Instruments	1	–	–	1

(1)	A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
^	This category includes securities with a value of $0.
*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the year ended February 28, 2026 ($ Thousands):

Security Description	Value 2/28/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$6,745	$41,836	$(42,911)	$—	$—	$5,670	$244	$—

Amounts designated as "-" are $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust	11

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 38.8%
Agency Mortgage-Backed Obligations — 29.9%
FHLMC
6.000%, 03/01/2035 to 07/01/2040	$178	$186
5.500%, 04/01/2030 to 02/01/2054	1,545	1,596
5.000%, 06/01/2041 to 05/01/2053	890	903
4.500%, 06/01/2038 to 01/01/2054	2,617	2,604
4.000%, 07/01/2037 to 02/01/2053	2,374	2,326
3.500%, 04/01/2034 to 11/01/2052	1,388	1,327
3.000%, 06/01/2034 to 06/01/2052	2,551	2,387
2.500%, 01/01/2050 to 05/01/2052	4,272	3,769
2.000%, 07/01/2041 to 04/01/2052	2,660	2,243
FHLMC ARM
6.288%, RFUCCT1Y + 1.595%, 06/01/2047(A)	52	54
6.233%, RFUCCT1Y + 1.619%, 10/01/2046(A)	121	125
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	44	39
FHLMC CMO, Ser 2020-5038, Cl PJ
0.750%, 10/25/2050	259	193
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	191
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	85
FHLMC CMO, Ser 2024-5473, Cl BF
4.967%, SOFR30A + 1.300%, 11/25/2054(A)	239	242
FHLMC Multifamily Structured Pass Through Certificates, Ser K544, Cl A2
4.266%, 07/25/2030(A)	585	596
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2021-K124, Cl X1, IO
0.714%, 12/25/2030(A)	2,963	86
FNMA
5.500%, 08/01/2049 to 11/01/2053	1,650	1,702
5.000%, 11/01/2049 to 11/01/2054	2,924	2,984
4.500%, 07/01/2033 to 01/01/2059	5,228	5,222
4.000%, 01/01/2037 to 06/01/2057	4,899	4,797
3.500%, 05/01/2037 to 05/01/2052	3,195	3,064
3.000%, 11/01/2034 to 09/01/2061	3,170	2,927
2.500%, 01/01/2032 to 04/01/2052	5,272	4,769
2.000%, 01/01/2042 to 03/01/2052	3,906	3,278
FNMA ARM
6.369%, RFUCCT1Y + 1.592%, 04/01/2047(A)	66	68
FNMA CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	102	96
FNMA CMO, Ser 2014-6, Cl Z
2.500%, 02/25/2044	124	112
FNMA CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	197	163
FNMA CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	38	34

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA TBA
4.500%, 03/15/2056	$1,600	$1,582
3.000%, 03/15/2045	275	249
GNMA
5.500%, 11/20/2052 to 08/20/2053	1,150	1,175
5.000%, 11/20/2048 to 10/20/2053	1,175	1,185
4.500%, 01/15/2042 to 09/20/2052	1,281	1,290
4.000%, 08/15/2045 to 10/20/2052	943	919
3.500%, 04/20/2046 to 02/20/2052	574	548
3.000%, 09/20/2046 to 04/20/2052	273	253
2.500%, 09/20/2051	783	691
2.000%, 02/20/2052	580	491
GNMA CMO, Ser 2012-34, Cl SA, IO
2.268%, 03/20/2042(A)	48	5
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	222	187
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	70	62
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	94
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	79	67
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	88
GNMA TBA
5.500%, 03/15/2056	150	152
5.000%, 03/15/2056	225	226
4.500%, 03/15/2056	1,350	1,334
4.000%, 03/15/2056	650	625
3.500%, 04/15/2056	1,075	1,005
3.000%, 03/15/2056	75	69
2.500%, 03/15/2056	1,600	1,412
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,063	103
UMBS TBA
5.500%, 03/15/2056	600	610
5.000%, 03/15/2056	1,250	1,255
4.000%, 03/15/2056 to 05/15/2056	3,925	3,811
3.500%, 03/15/2056	5,150	4,853
2.500%, 03/15/2056	2,275	1,971
2.000%, 03/15/2056	1,625	1,346
		75,826
Non-Agency Mortgage-Backed Obligations — 8.9%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl A
4.849%, TSFR1M + 1.180%, 09/15/2034(A)(B)	250	249
ACRA Trust, Ser 2024-NQM1, Cl A1
5.608%, 10/25/2064(B)(C)	363	365
Angel Oak Mortgage Trust, Ser 2022-3, Cl A3
4.123%, 01/25/2067(A)(B)	85	81

12	SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2022-4, Cl A1
4.650%, 05/25/2067(B)(C)	$445	$444
ARES Trust, Ser 2025-IND3, Cl A
5.160%, TSFR1M + 1.500%, 04/15/2042(A)(B)	328	328
BANK, Ser 2017-BNK8, Cl XA, IO
0.704%, 11/15/2050(A)	1,314	11
BANK, Ser 2019-BNK21, Cl XA, IO
0.826%, 10/17/2052(A)	3,794	92
BANK, Ser 2025-BNK49, Cl A5
5.623%, 03/15/2058(A)	341	366
BANK5 Trust, Ser 2023-5YR2, Cl A3
6.656%, 07/15/2056(A)	733	771
BANK5 Trust, Ser 2024-5YR6, Cl C
6.967%, 05/15/2057(A)	100	104
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A3
3.319%, 05/15/2052	569	557
BBCMS Mortgage Trust, Ser 2024-5C31, Cl A3
5.609%, 12/15/2057	495	519
BDS, Ser 2025-FL15, Cl C
5.816%, TSFR1M + 2.150%, 03/19/2043(A)(B)	230	231
Benchmark Mortgage Trust, Ser 2019-B13, Cl A4
2.952%, 08/15/2057	592	568
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	115	109
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	466	445
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	114	114
BRAVO Residential Funding Trust, Ser 2026-NQM1, Cl A1
4.830%, 12/25/2065(A)(B)	301	302
BSPDF Issuer, Ser 2026-FL3, Cl AS
5.350%, TSFR1M + 1.700%, 09/18/2043(A)(B)	310	310
BX Commercial Mortgage Trust, Ser 2020-VIV3, Cl B
3.544%, 03/09/2044(A)(B)	230	221
BX Commercial Mortgage Trust, Ser 2023-XL3, Cl A
5.421%, TSFR1M + 1.761%, 12/09/2040(A)(B)	184	184
BX Commercial Mortgage Trust, Ser 2024-KING, Cl E
7.348%, TSFR1M + 3.688%, 05/15/2034(A)(B)	158	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2024-XL5, Cl A
5.051%, TSFR1M + 1.392%, 03/15/2041(A)(B)	$317	$317
BX Commercial Mortgage Trust, Ser 2025-JDI, Cl C
5.410%, TSFR1M + 1.750%, 11/15/2042(A)(B)	218	218
BX Trust, Ser 2024-BIO, Cl B
5.601%, TSFR1M + 1.941%, 02/15/2041(A)(B)	220	220
BX Trust, Ser 2025-VLT6, Cl A
5.103%, TSFR1M + 1.443%, 03/15/2042(A)(B)	329	328
BX Trust, Ser 2025-VOLT, Cl A
5.360%, TSFR1M + 1.700%, 12/15/2044(A)(B)	671	672
Chase Home Lending Mortgage Trust Series, Ser 2025-11, Cl A4A
5.000%, 02/25/2056(A)(B)	570	573
Chase Home Lending Mortgage Trust, Ser 2024-10, Cl A4A
5.500%, 10/25/2055(A)(B)	230	231
CIM Trust, Ser 2021-R4, Cl A1A
2.000%, 05/01/2061(A)(B)	314	300
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.814%, 12/15/2072(A)	960	27
Cross Mortgage Trust, Ser 2024-H2, Cl A1
6.093%, 04/25/2069(B)(C)	191	193
Cross Mortgage Trust, Ser 2025-H4, Cl A2
5.778%, 06/25/2070(B)(C)	342	345
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(B)	411	353
CSMC Trust, Ser 2022-NQM5, Cl A1
5.169%, 05/25/2067(A)(B)	144	144
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062(A)(B)	161	157
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.167%, SOFR30A + 1.500%, 10/25/2041(A)(B)	199	200
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M2
7.417%, SOFR30A + 3.750%, 02/25/2042(A)(B)	110	113
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
5.817%, SOFR30A + 2.150%, 09/25/2042(A)(B)	18	18
FHLMC STACR REMIC Trust, Ser 2024-DNA1, Cl M2
5.617%, SOFR30A + 1.950%, 02/25/2044(A)(B)	250	253

SEI Catholic Values Trust	13

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2006-FF13, Cl A2D
4.268%, TSFR1M + 0.594%, 10/25/2036(A)	$450	$297
FS Commercial Mortgage Trust, Ser 2023-4SZN, Cl B
7.544%, 11/10/2039(A)(B)	160	163
FS Rialto Issuer, Ser 2026-FL11, Cl AS
5.300%, TSFR1M + 1.650%, 01/19/2044(A)(B)	305	306
GCAT Trust, Ser 2024-INV1, Cl 1A2
5.500%, 01/25/2054(A)(B)	144	145
GCAT Trust, Ser 2025-INV2, Cl A1
6.000%, 05/25/2055(A)(B)	361	368
GS Mortgage Backed Securities Trust, Ser 2025-PJ5, Cl A5
5.500%, 10/25/2055(A)(B)	225	227
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	209	201
GS Mortgage-Backed Securities Trust, Ser 2025-PJ11, Cl A4
5.500%, 05/25/2056(A)(B)	613	618
GS Mortgage-Backed Securities Trust, Ser 2025-PJ6, Cl A8
5.500%, 11/25/2055(A)(B)	223	224
GS Mortgage-Backed Securities Trust, Ser 2025-PJ7, Cl A5
5.500%, 12/25/2055(A)(B)	223	224
GS Mortgage-Backed Securities Trust, Ser 2025-PJ8, Cl A5
5.500%, 02/25/2056(A)(B)	472	476
HOMES 2026-NQM1 Trust, Ser 2026-NQM1, Cl A2
5.053%, 09/25/2070(B)(C)	298	298
HOMES Trust, Ser 2024-NQM2, Cl A1
5.717%, 10/25/2069(B)(C)	221	223
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.821%, 10/15/2050(A)	1,139	11
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	50	45
JPMorgan Mortgage Trust, Ser 2024-4, Cl A4A
6.000%, 10/25/2054(A)(B)	101	102
JPMorgan Mortgage Trust, Ser 2025-CCM1, Cl A4
5.500%, 06/25/2055(A)(B)	377	382
LBTY Commercial Mortgage Trust, Ser 2026-225L, Cl A
4.593%, 02/10/2043(A)(B)	256	258

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MF1, Ser 2025-FL17, Cl B
5.456%, TSFR1M + 1.792%, 02/18/2040(A)(B)	$200	$200
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	50	50
Morgan Stanley Capital I Trust 2019-L3, Ser L3, Cl A3
2.874%, 11/15/2052	643	620
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	71	70
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	155	154
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	102	99
NJ Trust, Ser 2023-GSP, Cl A
6.481%, 01/06/2029(A)(B)	100	105
NYC Trust, Ser 2024-3ELV, Cl A
5.651%, TSFR1M + 1.991%, 08/15/2029(A)(B)	100	100
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	99
OBX Trust, Ser 2022-NQM6, Cl A1
4.700%, 07/25/2062(B)(C)	123	124
OBX Trust, Ser 2022-NQM7, Cl A1
5.110%, 08/25/2062(B)(C)	121	121
OBX Trust, Ser 2023-NQM6, Cl A1
6.520%, 07/25/2063(B)(C)	142	142
OBX Trust, Ser 2023-NQM7, Cl A1
6.844%, 04/25/2063(B)(C)	116	117
OBX Trust, Ser 2024-NQM3, Cl A3
6.433%, 12/25/2063(B)(C)	54	55
Pret, Ser 2025-NPL7, Cl A1
5.657%, 07/25/2055(B)(C)	100	100
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(B)	63	63
PRPM Trust, Ser 2024-NQM4, Cl A1
5.674%, 12/26/2069(B)(C)	316	319
PRPM Trust, Ser 2026-RCF1, Cl A1
4.845%, 01/25/2056(B)(C)	294	296
PRPM, Ser 2024-RCF1, Cl A1
4.000%, 01/25/2054(B)(C)	373	371
PRPM, Ser 2025-RCF3, Cl A2
5.250%, 07/25/2055(B)(C)	385	391
Sequoia Mortgage Trust, Ser 2024-4, Cl A4
6.000%, 05/25/2054(A)(B)	120	121
Sequoia Mortgage Trust, Ser 2024-7, Cl A11
6.000%, 08/25/2054(A)(B)	47	47
Sequoia Mortgage Trust, Ser 2025-2, Cl A5
5.500%, 03/25/2055(A)(B)	214	214

14	SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2025-4, Cl A5
5.500%, 04/25/2055(A)(B)	$231	$232
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2A
3.659%, 01/05/2043(A)(B)	195	173
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(B)	250	225
SG Commercial Mortgage Securities Trust, Ser 2016-C5, Cl A3
2.779%, 10/10/2048	105	104
SLG Office Trust, Ser 2021-OVA, Cl C
2.851%, 07/15/2041(B)	400	361
SMRT, Ser 2022-MINI, Cl D
5.610%, TSFR1M + 1.950%, 01/15/2039(A)(B)	210	210
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	282	282
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
4.368%, TSFR1M + 0.694%, 07/25/2045(A)	419	407
Wells Fargo Commercial Mortgage Trust, Ser 2016-C37, Cl A4
3.525%, 12/15/2049	128	127
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C6, Cl A3
5.186%, 10/15/2058	486	504
		22,362

Total Mortgage-Backed Securities
(Cost $97,914) ($ Thousands)		98,188

U.S. TREASURY OBLIGATIONS — 32.1%
U.S. Treasury Bills
3.640%, 04/21/2026 (D)	2,470	2,458
3.638%, 04/07/2026 (D)	2,455	2,446
3.633%, 05/21/2026 (D)	2,470	2,450
3.625%, 05/07/2026 (D)	660	656
U.S. Treasury Bonds
4.875%, 08/15/2045	4,920	5,117
4.750%, 08/15/2055	1,203	1,225
4.750%, 02/15/2056	10,070	10,262
4.625%, 05/15/2044	390	394
4.625%, 11/15/2044	1,022	1,032
4.625%, 02/15/2055	592	590
4.500%, 02/15/2044	1,002	999
4.250%, 02/15/2054	969	908
4.250%, 08/15/2054	969	908
4.125%, 08/15/2053	404	371

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.875%, 05/15/2043	$1,817	$1,679
3.625%, 05/15/2053	3,227	2,707
3.000%, 08/15/2052	1,758	1,310
U.S. Treasury Inflation Indexed Bonds
1.875%, 07/15/2035	637	650
U.S. Treasury Notes
4.250%, 05/15/2035	196	201
4.125%, 02/15/2036	5,170	5,239
4.000%, 05/31/2030	3,027	3,089
4.000%, 11/15/2035	1,869	1,876
3.750%, 02/28/2033	3,060	3,065
3.625%, 08/31/2030	2,469	2,482
3.500%, 12/15/2028	328	329
3.500%, 02/15/2029	2,310	2,317
3.500%, 11/30/2030	2,671	2,669
3.500%, 02/28/2031	14,425	14,414
3.375%, 02/29/2028	9,555	9,553

Total U.S. Treasury Obligations
(Cost $80,791) ($ Thousands)		81,396

CORPORATE OBLIGATIONS — 23.2%

Communication Services — 2.3%
Alphabet
5.650%, 02/15/2056	195	200
Altice Financing
9.625%, 07/15/2027 (B)	50	37
Altice France
9.500%, 11/01/2029 (B)	2	2
6.875%, 07/15/2032 (B)	15	14
6.500%, 04/15/2032 (B)(E)	3	3
AT&T
4.750%, 04/30/2033	196	199
3.650%, 09/15/2059	109	73
3.500%, 06/01/2041	151	121
2.550%, 12/01/2033	339	294
2.300%, 06/01/2027	60	59
2.250%, 02/01/2032	50	45
CCO Holdings
4.750%, 02/01/2032 (B)	100	93
Charter Communications Operating
6.550%, 06/01/2034	110	117
6.484%, 10/23/2045	20	19
6.384%, 10/23/2035	413	432
5.375%, 04/01/2038	10	9
5.125%, 07/01/2049	10	8
4.400%, 04/01/2033	270	257
3.500%, 03/01/2042	10	7
Comcast
5.168%, 01/15/2037 (B)	188	189
4.250%, 10/15/2030	200	202

SEI Catholic Values Trust	15

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 10/15/2028	$40	$40
3.400%, 04/01/2030	20	20
2.887%, 11/01/2051	224	135
2.350%, 01/15/2027	260	257
CSC Holdings
11.750%, 01/31/2029 (B)	115	82
4.500%, 11/15/2031 (B)	200	120
Discovery Global Holdings
5.141%, 03/15/2052	2	1
5.050%, 03/15/2042	10	7
4.054%, 03/15/2029	20	20
DISH Network
11.750%, 11/15/2027 (B)	33	34
EchoStar
10.750%, 11/30/2029	17	19
Fox
6.500%, 10/13/2033	50	55
Frontier Communications Holdings
8.625%, 03/15/2031 (B)	100	104
Meta Platforms
5.625%, 11/15/2055	355	348
5.600%, 05/15/2053	20	19
4.875%, 11/15/2035	105	106
4.600%, 11/15/2032	251	255
Sinclair Television Group
8.125%, 02/15/2033 (B)	5	5
Sirius XM Radio
5.000%, 08/01/2027 (B)	56	56
Snap
6.875%, 03/01/2033 (B)	30	30
Sprint Spectrum
5.152%, 03/20/2028 (B)	150	151
Time Warner Cable
7.300%, 07/01/2038	90	98
6.550%, 05/01/2037	10	10
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	58
T-Mobile USA
5.150%, 04/15/2034	40	41
3.875%, 04/15/2030	885	878
3.750%, 04/15/2027	10	10
3.400%, 10/15/2052	30	20
3.375%, 04/15/2029	20	20
2.875%, 02/15/2031	20	19
2.625%, 02/15/2029	40	38
2.550%, 02/15/2031	20	19
Verizon Communications
4.780%, 02/15/2035	272	271
Virgin Media O2 Vendor Financing Notes VI DAC
8.500%, 03/15/2033 (B)	21	19
Vmed O2 UK Financing I
4.750%, 07/15/2031 (B)	27	24

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VZ Secured Financing BV
5.000%, 01/15/2032 (B)	$60	$53
Windstream Services
8.250%, 10/01/2031 (B)	10	11
Zayo Group Holdings
9.250%, 03/09/2030 (B)	42	41
		5,874

Consumer Discretionary — 1.9%
Amazon.com
4.950%, 12/05/2044	127	123
4.100%, 04/13/2062	374	290
3.875%, 08/22/2037	280	259
American Honda Finance MTN
5.150%, 07/09/2032	346	359
Ashtead Capital
2.450%, 08/12/2031 (B)	529	477
BCPE Flavor Debt Merger Sub and BCPE Flavor Issuer
9.500%, 07/01/2032 (B)	15	14
Element Fleet Management
4.641%, 11/24/2030 (B)	259	262
Ferguson Finance
4.500%, 10/24/2028 (B)	394	397
3.250%, 06/02/2030 (B)	230	221
Ferrellgas
9.250%, 01/15/2031 (B)	82	85
5.875%, 04/01/2029 (B)	32	31
General Motors Financial
2.400%, 10/15/2028	553	530
Getty Images
10.500%, 11/15/2030 (B)	25	22
Grand Canyon University
5.125%, 10/01/2028	15	15
Home Depot
3.300%, 04/15/2040	10	8
3.250%, 04/15/2032	50	48
2.700%, 04/15/2030	20	19
2.500%, 04/15/2027	30	30
1.375%, 03/15/2031	50	44
Lowe's
5.625%, 04/15/2053	245	241
5.000%, 04/15/2040	53	52
4.500%, 04/15/2030	20	21
3.700%, 04/15/2046	96	74
McDonald's MTN
4.700%, 12/09/2035	55	56
Michaels
8.500%, 03/15/2033 (B)	70	68
5.250%, 05/01/2028 (B)	122	122
Ontario Gaming GTA
8.000%, 08/01/2030 (B)	10	10

16	SEI Catholic Values Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Robert Bosch GmbH MTN
4.375%, 06/02/2043	EUR	100	$119
Starbucks
5.400%, 05/15/2035		$10	10
Triton Container International
5.150%, 02/15/2033		249	249
3.250%, 03/15/2032		422	391
Upbound Group
6.375%, 02/15/2029 (B)		25	25
Volkswagen Group of America Finance
5.650%, 03/25/2032 (B)		145	152
Voyager Parent
9.250%, 07/01/2032 (B)		33	35
			4,859
Consumer Staples — 0.3%
Coca-Cola
3.375%, 03/25/2027		20	20
Constellation Brands
4.800%, 05/01/2030		160	164
4.350%, 05/09/2027		20	20
2.250%, 08/01/2031		170	153
Costco Wholesale
1.600%, 04/20/2030		40	37
1.375%, 06/20/2027		70	68
Energizer Holdings
6.000%, 09/15/2033 (B)		60	58
Kraft Heinz Foods
4.250%, 03/01/2031		10	10
Opal Bidco SAS
6.500%, 03/31/2032 (B)		25	26
Post Holdings
6.250%, 02/15/2032 (B)		100	103
Spectrum Brands
3.875%, 03/15/2031 (B)		60	52
			711
Energy — 1.7%
Blue Racer Midstream
7.250%, 07/15/2032 (B)		20	21
BP Capital Markets America
3.633%, 04/06/2030		20	20
3.588%, 04/14/2027		10	10
Cheniere Energy
4.625%, 10/15/2028		20	20
Cheniere Energy Partners
4.000%, 03/01/2031		10	10
3.250%, 01/31/2032		40	37
Columbia Pipelines Operating
6.544%, 11/15/2053 (B)		20	22
6.036%, 11/15/2033 (B)		435	471
5.439%, 02/15/2035 (B)		246	256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ConocoPhillips
5.550%, 03/15/2054	$78	$77
5.500%, 01/15/2055	124	122
Diamondback Energy
6.250%, 03/15/2033	214	234
5.550%, 04/01/2035	322	337
3.250%, 12/01/2026	10	10
Ecopetrol
4.625%, 11/02/2031	120	108
Energy Transfer
5.750%, 02/15/2033	169	180
5.550%, 05/15/2034	101	105
4.950%, 06/15/2028	20	20
Global Partners
8.250%, 01/15/2032 (B)	5	5
Gulfstream Natural Gas System
5.600%, 07/23/2035 (B)	592	617
Kinder Morgan
5.850%, 06/01/2035	103	111
5.200%, 03/01/2048	10	9
4.300%, 03/01/2028	80	81
Kodiak Gas Services
6.500%, 10/01/2033 (B)	55	57
MPLX
4.800%, 02/15/2029	80	82
Occidental Petroleum
3.200%, 08/15/2026	30	30
0.000%, 10/10/2036 (F)	665	411
ONEOK
6.625%, 09/01/2053	40	42
Phillips 66
3.550%, 10/01/2026	232	231
Shell International Finance BV
2.875%, 05/10/2026	80	80
Sunoco
7.875%, H15T5Y + 4.230%(A)(B)(G)	70	72
5.625%, 07/15/2034 (B)	15	15
Targa Resources
4.200%, 02/01/2033	40	39
Targa Resources Partners
5.500%, 03/01/2030	20	20
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	50	51
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	57
Transocean International
8.750%, 02/15/2030 (B)	7	7
Transocean Titan Financing
8.375%, 02/01/2028 (B)	5	6
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	60	53
Venture Global LNG
9.875%, 02/01/2032 (B)	57	60

SEI Catholic Values Trust	17

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
9.000%, H15T5Y + 5.440%(A)(B)(G)	$67	$59
8.125%, 06/01/2028 (B)	4	4
Venture Global Plaquemines LNG
6.750%, 01/15/2036 (B)	27	29
6.500%, 01/15/2034 (B)	4	4
6.125%, 12/15/2030 (B)	30	31
Williams
7.500%, 01/15/2031	10	12
		4,345
Financials — 8.6%
Acrisure
7.500%, 11/06/2030 (B)	120	122
AIA Group MTN
5.375%, 04/05/2034 (B)	276	290
4.950%, 03/30/2035 (B)	237	242
Aircastle
5.000%, 09/15/2030 (B)	385	394
Alliant Holdings Intermediate
7.375%, 10/01/2032 (B)	6	6
7.000%, 01/15/2031 (B)	2	2
6.500%, 10/01/2031 (B)	3	3
American Express
5.667%, SOFR + 1.790%, 04/25/2036 (A)	55	58
4.918%, SOFR + 1.220%, 07/20/2033 (A)	702	719
4.050%, 05/03/2029	50	51
Aon North America
5.450%, 03/01/2034	110	115
Atlas Warehouse Lending
4.625%, 11/15/2028 (B)	651	651
Aviation Capital Group
4.800%, 10/24/2030 (B)	576	582
Bank of America
5.288%, SOFR + 1.910%, 04/25/2034 (A)	256	266
5.045%, SOFR + 1.130%, 02/06/2037 (A)	638	647
3.419%, TSFR3M + 1.302%, 12/20/2028 (A)	42	42
3.311%, SOFR + 1.580%, 04/22/2042 (A)	467	372
2.572%, SOFR + 1.210%, 10/20/2032 (A)	90	82
Bank of America MTN
5.000%, 01/21/2044	20	19
4.450%, 03/03/2026	10	10
4.376%, SOFR + 1.580%, 04/27/2028 (A)	100	100
4.250%, 10/22/2026	50	50
3.970%, TSFR3M + 1.332%, 03/05/2029 (A)	150	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.593%, TSFR3M + 1.632%, 07/21/2028 (A)	$90	$90
2.972%, SOFR + 1.330%, 02/04/2033 (A)	15	14
Bank of New York Mellon MTN
4.289%, SOFR + 1.418%, 06/13/2033 (A)	100	99
Barclays
6.490%, SOFR + 2.220%, 09/13/2029 (A)	582	615
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	125
5.000%, 06/15/2044 (B)	200	187
Brown & Brown
5.250%, 06/23/2032	360	367
Capital One Financial
4.927%, SOFR + 2.057%, 05/10/2028 (A)	42	42
Citibank
4.914%, 05/29/2030	90	93
Citigroup
4.658%, SOFR + 1.887%, 05/24/2028 (A)	20	20
4.450%, 09/29/2027	70	71
4.412%, SOFR + 3.914%, 03/31/2031 (A)	233	234
4.125%, 07/25/2028	90	90
3.785%, SOFR + 1.939%, 03/17/2033 (A)	160	154
Corebridge Global Funding
4.850%, 06/06/2030 (B)	566	577
FactSet Research Systems
3.450%, 03/01/2032	446	409
Farmers Exchange Capital II
6.151%, TSFR3M + 4.006%, 11/01/2053 (A)(B)	165	163
Fiserv
5.625%, 08/21/2033	120	124
5.450%, 03/15/2034	30	31
5.250%, 08/11/2035	135	135
GA Global Funding Trust
5.500%, 01/08/2029 (B)	521	534
Global Atlantic Finance
3.125%, 06/15/2031 (B)	289	260
Goldman Sachs Group
5.536%, SOFR + 1.380%, 01/28/2036 (A)	10	11
5.016%, SOFR + 1.420%, 10/23/2035 (A)	125	126
Golub Capital BDC
7.050%, 12/05/2028	119	124
6.000%, 07/15/2029	241	242

18	SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Guardian Life Global Funding
4.798%, 04/28/2030 (B)	$310	$318
HSBC Holdings
5.130%, SOFR + 1.290%, 03/03/2031 (A)	677	698
ING Groep
6.114%, SOFR + 2.090%, 09/11/2034 (A)	300	327
JPMorgan Chase
5.766%, SOFR + 1.490%, 04/22/2035 (A)	213	228
4.565%, SOFR + 1.750%, 06/14/2030 (A)	180	183
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	298	302
4.203%, TSFR3M + 1.522%, 07/23/2029 (A)	590	592
3.509%, TSFR3M + 1.207%, 01/23/2029 (A)	390	387
2.522%, SOFR + 2.040%, 04/22/2031 (A)	130	122
KKR
5.100%, 08/07/2035	511	506
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	198
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	95
Liberty Mutual Group
4.569%, 02/01/2029 (B)	270	272
Lloyds Banking Group
5.721%, H15T1Y + 1.070%, 06/05/2030 (A)	534	561
Macquarie Group MTN
5.033%, TSFR3M + 2.012%, 01/15/2030 (A)(B)	280	287
Marsh & McLennan
4.950%, 03/15/2036	140	141
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (B)	305	301
3.375%, 04/15/2050 (B)	144	100
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (B)	361	353
Moody's
3.250%, 05/20/2050	235	163
Morgan Stanley
5.466%, SOFR + 1.730%, 01/18/2035 (A)	20	21
5.320%, SOFR + 1.555%, 07/19/2035 (A)	465	481
5.192%, SOFR + 1.510%, 04/17/2031 (A)	257	266
5.073%, SOFR + 1.184%, 01/30/2037 (A)	335	338

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
3.622%, SOFR + 3.120%, 04/01/2031 (A)	$384	$376
2.511%, SOFR + 1.200%, 10/20/2032 (A)	180	163
Morgan Stanley Private Bank
4.734%, SOFR + 1.080%, 07/18/2031 (A)	90	92
4.204%, SOFR + 0.780%, 11/17/2028 (A)	90	90
MSCI
5.250%, 09/01/2035	355	355
National Securities Clearing
5.000%, 05/30/2028 (B)	351	359
Peachtree Corners Funding Trust II
6.012%, 05/15/2035 (B)	255	268
PNC Financial Services Group
5.676%, SOFR + 1.902%, 01/22/2035 (A)	247	262
5.582%, SOFR + 1.841%, 06/12/2029 (A)	80	83
5.354%, SOFR + 1.620%, 12/02/2028 (A)	470	482
Shift4 Payments
6.750%, 08/15/2032 (B)	40	39
Sixth Street Lending Partners
6.500%, 03/11/2029	254	262
State Street
3.152%, SOFR + 2.650%, 03/30/2031 (A)	80	78
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	130	120
UBS Group
4.550%, 04/17/2026	250	250
4.194%, SOFR + 3.730%, 04/01/2031 (A)(B)	250	249
US Bancorp
5.678%, SOFR + 1.860%, 01/23/2035 (A)	192	204
Visa
2.050%, 04/15/2030	20	19
Wells Fargo
5.211%, SOFR + 1.380%, 12/03/2035 (A)	35	36
5.150%, SOFR + 1.500%, 04/23/2031 (A)	457	473
Wells Fargo MTN
5.574%, SOFR + 1.740%, 07/25/2029 (A)	40	41
5.557%, SOFR + 1.990%, 07/25/2034 (A)	360	379
		21,830

SEI Catholic Values Trust	19

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 0.8%
Centene
2.500%, 03/01/2031	$250	$217
CVS Health
7.000%, H15T5Y + 2.886%, 03/10/2055 (A)	65	68
6.750%, H15T5Y + 2.516%, 12/10/2054 (A)	40	42
4.125%, 04/01/2040	5	4
3.625%, 04/01/2027	30	30
2.125%, 09/15/2031	30	27
1.875%, 02/28/2031	10	9
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	234	251
6.036%, 12/10/2028	79	80
5.926%, 01/10/2034 (B)	362	373
Elevance Health
5.200%, 02/15/2035	20	21
5.000%, 01/15/2036	195	196
4.550%, 05/15/2052	20	17
4.100%, 05/15/2032	100	98
3.650%, 12/01/2027	30	30
Humana
5.550%, 05/01/2035	155	158
2.150%, 02/03/2032	10	9
Kedrion
6.500%, 09/01/2029 (B)	55	53
Medline Borrower
3.875%, 04/01/2029 (B)	250	246
ModivCare
5.000%, 10/01/2029 (B)(E)	126	1
Molina Healthcare
6.250%, 01/15/2033 (B)	50	49
Star Parent
9.000%, 10/01/2030 (B)	30	30
		2,009
Industrials — 2.1%
AerCap Ireland Capital DAC
4.375%, 11/15/2030	245	246
3.000%, 10/29/2028	417	406
2.450%, 10/29/2026	150	148
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	162	160
Air Lease
5.300%, 02/01/2028	40	41
Burlington Northern Santa Fe
2.875%, 06/15/2052	30	19
Canadian National Railway
3.650%, 02/03/2048	151	117
Canadian Pacific Railway
6.125%, 09/15/2115	167	173

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSX
3.800%, 04/15/2050		$331	$256
Delta Air Lines
4.750%, 10/20/2028 (B)		46	46
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028		114	109
Genpact Luxembourg SARL
6.000%, 06/04/2029		289	300
1.750%, 04/10/2026		292	291
Icahn Enterprises
10.000%, 11/15/2029 (B)		171	169
9.750%, 01/15/2029		5	5
JB Hunt Transport Services
4.900%, 03/15/2030		319	328
JH North America Holdings
5.875%, 01/31/2031 (B)		60	61
Norfolk Southern
4.837%, 10/01/2041		200	192
Pacific National Finance Pty MTN
3.700%, 09/24/2029	AUD	100	66
Paychex
5.350%, 04/15/2032		$105	108
Penske Truck Leasing LP
5.550%, 05/01/2028 (B)		542	558
Raven Acquisition Holdings
6.875%, 11/15/2031 (B)		10	10
Rentokil Terminix Funding
5.000%, 04/28/2030 (B)		450	461
Rollins
5.250%, 02/24/2035		155	159
Ryder System MTN
5.250%, 06/01/2028		355	365
SMBC Aviation Capital Finance DAC
5.700%, 07/25/2033 (B)		145	153
Sydney Airport Finance Pty MTN
5.900%, 04/19/2034	AUD	40	29
TransDigm
7.125%, 12/01/2031 (B)		$20	21
6.625%, 03/01/2032 (B)		40	41
Verisk Analytics
3.625%, 05/15/2050		142	103
VT Topco
8.500%, 08/15/2030 (B)		42	42
			5,183
Information Technology — 1.0%
Apple
3.850%, 08/04/2046		156	129
AppLovin
5.950%, 12/01/2054		110	106
5.125%, 12/01/2029		240	245

20	SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Broadcom
4.926%, 05/15/2037 (B)	$20	$20
Cloud Software Group
8.250%, 06/30/2032 (B)	24	24
Constellation Software
5.461%, 02/16/2034 (B)	182	181
Dell International
5.000%, 04/01/2030	160	165
4.500%, 02/15/2031	195	196
Foundry JV Holdco
5.500%, 01/25/2031 (B)	20	21
Intel
3.734%, 12/08/2047	45	32
3.250%, 11/15/2049	85	56
2.000%, 08/12/2031	65	58
NVIDIA
2.850%, 04/01/2030	20	19
Oracle
6.700%, 02/04/2056	60	58
6.550%, 02/04/2046	60	58
5.375%, 09/27/2054	60	49
5.200%, 09/26/2035	95	92
4.800%, 09/26/2032	560	547
3.950%, 03/25/2051	266	176
3.600%, 04/01/2050	50	31
2.950%, 04/01/2030	20	19
2.875%, 03/25/2031	75	68
Sprint Capital
8.750%, 03/15/2032	10	12
UKG
6.875%, 02/01/2031 (B)	10	10
Xerox
10.250%, 10/15/2030 (B)	40	29
		2,401
Materials — 0.6%
Amcor Flexibles North America
5.500%, 03/17/2035	215	227
Amrize Finance US
4.950%, 04/07/2030	460	473
Ball
3.125%, 09/15/2031	30	28
CRH America Finance
4.400%, 02/09/2031	506	510
Sonoco Products
5.000%, 09/01/2034	343	346
		1,584
Real Estate — 1.0%
American Tower
4.900%, 03/15/2030	110	113
4.700%, 12/15/2032	90	91
2.900%, 01/15/2030	105	101

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Tower Trust #1
5.490%, 03/15/2028 (B)		$351	$358
CBRE Services
4.800%, 06/15/2030		66	67
COPT Defense Properties
4.500%, 10/15/2030		381	383
Hudson Pacific Properties
3.950%, 11/01/2027		160	152
Iron Mountain
6.250%, 01/15/2033 (B)		60	61
NNN REIT
4.600%, 02/15/2031		320	324
Realty Income
5.125%, 04/15/2035		45	46
SBA Tower Trust
2.593%, 10/15/2031 (B)		376	343
Simon Property Group
1.750%, 02/01/2028		501	483
Vonovia MTN
5.717%, 09/03/2035	AUD	90	63
			2,585
Utilities — 2.9%
AEP Transmission
5.375%, 06/15/2035		$55	57
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/2056 (A)		95	95
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/2056 (A)		220	221
5.800%, H15T5Y + 2.128%, 03/15/2056 (A)		50	50
American Transmission Systems
2.650%, 01/15/2032 (B)		30	27
Amprion GmbH MTN
4.580%, 01/15/2046	EUR	100	121
Ausgrid Finance Pty MTN
5.946%, 12/10/2035	AUD	50	36
Berkshire Hathaway Energy
4.450%, 01/15/2049		$600	506
Boston Gas
5.843%, 01/10/2035 (B)		551	591
Brooklyn Union Gas
3.407%, 03/10/2026 (B)		250	250
CenterPoint Energy
5.950%, H15T5Y + 2.223%, 04/01/2056 (A)		100	101
Consolidated Edison of New York
3.950%, 04/01/2050		20	16
3.350%, 04/01/2030		20	19

SEI Catholic Values Trust	21

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dominion Energy
6.200%, H15T5Y + 2.006%, 02/15/2056 (A)		$125	$127
DTE Electric Securitization Funding I
2.640%, 12/01/2026		67	67
DTE Energy
4.875%, 06/01/2028		192	196
Duke Energy Carolinas
3.950%, 03/15/2048		98	79
Duke Energy Florida
3.200%, 01/15/2027		230	229
Duke Energy Ohio
3.650%, 02/01/2029		50	50
DWR Cymru Financing UK MTN
2.375%, 03/31/2034	GBP	105	110
Electricite de France MTN
2.000%, 12/09/2049	EUR	100	73
Entergy
6.100%, H15T5Y + 2.013%, 06/15/2056 (A)		$145	146
Exelon
5.625%, 06/15/2035		60	63
5.100%, 06/15/2045		328	306
4.700%, 04/15/2050		69	60
FirstEnergy
4.850%, 07/15/2047		120	107
3.900%, 07/15/2027		90	90
Interstate Power and Light
2.300%, 06/01/2030		295	275
NextEra Energy Capital Holdings
3.550%, 05/01/2027		292	291
NSTAR Electric
3.950%, 04/01/2030		230	229
Oncor Electric Delivery
5.350%, 04/01/2035 (B)		160	167
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037		456	457
3.594%, 06/01/2030		220	218
Piedmont Natural Gas
3.640%, 11/01/2046		170	130
Public Service of Oklahoma
5.200%, 01/15/2035		160	163
Southern
3.750%, H15T5Y + 2.915%, 09/15/2051 (A)		120	119
Southern Gas Capital
4.950%, 09/15/2034		515	522
Suez MTN
2.875%, 05/24/2034	EUR	100	111
Veolia Environnement
2.500%(A)(G)		100	115
Virginia Power Fuel Securitization
4.877%, 05/01/2031		$389	401

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/2056 (A)		$180	$181
Yorkshire Water Finance MTN
6.375%, 11/18/2034	GBP	100	141
			7,313

Total Corporate Obligations
(Cost $59,556) ($ Thousands)			58,694

ASSET-BACKED SECURITIES — 11.6%

Automotive — 0.8%

Citizens Auto Receivables Trust, Ser 2024-1, Cl A3
5.110%, 04/17/2028 (B)		$308	309
Enterprise Fleet Financing, Ser 2025-2, Cl A3
4.410%, 06/20/2029 (B)		365	370
Ford Credit Auto Owner Trust, Ser 2021-1, Cl A
1.370%, 10/17/2033 (B)		254	253
GMF Floorplan Owner Revolving Trust, Ser 2023-2, Cl A
5.340%, 06/15/2030 (B)		468	484
GMF Floorplan Owner Revolving Trust, Ser 2024-2A, Cl A
5.060%, 03/15/2031 (B)		537	556
			1,972
Mortgage Related Securities — 1.1%
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
5.288%, TSFR1M + 2.364%, 10/25/2037 (A)(B)		74	75
COOPR Residential Mortgage Trust, Ser 2025-CES4, Cl A2
5.248%, 11/25/2060 (B)(C)		250	253
FIGRE Trust, Ser 2025-HE3, Cl A
5.560%, 05/25/2055 (A)(B)		350	358
GS Mortgage Backed Securities Trust, Ser 2025-CES1, Cl A1A
5.568%, 05/25/2055 (B)(C)		213	216
RCKT Mortgage Trust, Ser 2024-CES6, Cl A1A
5.344%, 09/25/2044 (B)(C)		164	165
RCKT Mortgage Trust, Ser 2024-CES9, Cl A1A
5.582%, 12/25/2044 (B)(C)		222	224
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
4.208%, TSFR1M + 0.534%, 02/25/2037 (A)		72	71

22	SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2020-MH1, Cl M2A
2.750%, 02/25/2060 (A)(B)	$310	$296
Towd Point Mortgage Trust, Ser 2024-CES6, Cl A1
5.725%, 11/25/2064 (B)(C)	340	344
Towd Point Mortgage Trust, Ser 2025-CRM1, Cl A1
5.799%, 01/25/2065 (B)(C)	430	435
Vista Point Securitization Trust, Ser 2026-CES1, Cl A1
5.035%, 02/25/2056 (B)(C)	310	310
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2005-2, Cl M9
6.188%, TSFR1M + 2.514%, 12/25/2034 (A)	157	157
		2,904
Other Asset-Backed Securities — 9.7%
Aligned Data Centers Issuer, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (B)	180	178
Aligned Data Centers Issuer, Ser 2022-1A, Cl A2
6.350%, 10/15/2047 (B)	245	246
AMMC CLO, Ser 2024-24A, Cl AR
4.868%, TSFR3M + 1.200%, 01/20/2035 (A)(B)	325	325
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	236	235
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	410	408
AMSR Trust, Ser 2024-SFR1, Cl A
4.290%, 07/17/2041 (B)(C)	487	487
Apidos CLO, Ser 2024-XXXA, Cl A1AR
4.748%, TSFR3M + 1.080%, 10/18/2031 (A)(B)	23	23
Ares LXII CLO, Ser 2025-62A, Cl BR
5.168%, TSFR3M + 1.500%, 01/25/2034 (A)(B)	300	300
Bain Capital Credit CLO, Ser 2021-4, Cl A1RR
4.668%, TSFR3M + 1.000%, 10/20/2034 (A)(B)	406	406
Bain Capital Credit CLO, Ser 2024-6A, Cl A1R
4.760%, TSFR3M + 1.090%, 10/21/2034 (A)(B)	275	275
Bain Capital Credit CLO, Ser 2025-3A, Cl AR
4.728%, TSFR3M + 1.060%, 07/24/2034 (A)(B)	260	260
Ballyrock CLO 20, Ser 2026-20A, Cl A1A3
4.722%, TSFR3M + 1.050%, 10/15/2036 (A)(B)	300	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Barings CLO, Ser 2024-3A, Cl A1RR
4.808%, TSFR3M + 1.140%, 01/20/2036 (A)(B)	$300	$300
CIFC Funding 2022-IV, Ser 2025-4A, Cl AR
4.761%, TSFR3M + 1.090%, 07/16/2035 (A)(B)	300	300
Cifc Funding 2023-III, Ser 2026-3A, Cl A1R
4.863%, TSFR3M + 1.200%, 01/20/2039 (A)(B)	638	639
CIFC Funding, Ser 2024-1A, Cl A1R
5.088%, TSFR3M + 1.420%, 07/25/2037 (A)(B)	250	251
CIFC Funding, Ser 2025-4RA, Cl A1A2
4.658%, TSFR3M + 0.990%, 01/17/2035 (A)(B)	260	260
Cloud Capital Holdco, Ser 2024-1A, Cl A2
5.781%, 11/22/2049 (B)	160	161
Clover CLO, Ser 2025-3A, Cl AR
4.738%, TSFR3M + 1.070%, 01/25/2035 (A)(B)	300	300
Compass Datacenters Issuer III, Ser 2026-1A, Cl A21
4.897%, 02/25/2056 (B)	363	366
Consolidated Communications, Ser 2025-1A, Cl A2
6.000%, 05/20/2055 (B)	110	113
Diamond Infrastructure Funding, Ser 2021-1A, Cl A
1.760%, 04/15/2049 (B)	285	278
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051 (B)	25	24
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	555	533
Domino's Pizza Master Issuer, Ser 2025-1A, Cl A2II
5.217%, 07/25/2055 (B)	380	390
Dryden 68 CLO, Ser 2024-68A, Cl ARR
4.772%, TSFR3M + 1.100%, 07/15/2035 (A)(B)	250	250
Dryden 98 CLO, Ser 2026-98A, Cl AR
0.000%, 04/20/2035 (A)(B)(H)	325	325
Edgeconnex Data Centers Issuer, Ser 2024-1, Cl A2
6.000%, 07/27/2054 (B)	194	197
Elmwood CLO, Ser 2025-2A, Cl AR
5.021%, TSFR3M + 1.350%, 04/16/2036 (A)(B)	514	515
FirstKey Homes Trust, Ser 2021-SFR1, Cl F2
3.452%, 08/17/2038 (B)	280	277
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	252	248

SEI Catholic Values Trust	23

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Flatiron CLO, Ser 2025-1A, Cl AR2
4.833%, TSFR3M + 1.180%, 11/16/2034 (A)(B)	$210	$210
Flexential Issuer, Ser 2021-1A, Cl A2
3.250%, 11/27/2051 (B)	73	72
GCI Funding I, Ser 2021-1, Cl A
2.380%, 06/18/2046 (B)	261	247
Goldentree Loan Management US CLO, Ser 2024-11A, Cl AR
4.748%, TSFR3M + 1.080%, 10/20/2034 (A)(B)	260	260
Goldentree Loan Management US CLO, Ser 2025-16A, Cl ARR
4.788%, TSFR3M + 1.120%, 01/20/2038 (A)(B)	445	445
Golub Capital Partners CLO, Ser 2025-53A, Cl AR
4.648%, TSFR3M + 0.980%, 07/20/2034 (A)(B)	335	335
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	209	206
J.G. Wentworth XLII, Ser 2018-2A, Cl B
4.700%, 10/15/2077 (B)	129	119
J.G. Wentworth XXXIX, Ser 2017-2A, Cl B
5.090%, 09/17/2074 (B)	173	160
LCM, Ser 2024-37A, Cl A1R
4.732%, TSFR3M + 1.060%, 04/15/2034 (A)(B)	245	245
LCM, Ser 2024-39A, Cl A2R
5.272%, TSFR3M + 1.600%, 10/15/2034 (A)(B)	300	300
Lightpath Fiber Issuer, Ser 2026-1A, Cl A2
5.597%, 03/25/2056 (B)	220	223
Lunar Structured Aircraft Portfolio Notes, Ser 2021-1, Cl A
2.636%, 10/15/2046 (B)	161	155
Madison Park Funding XXXVI, Ser 2025-36A, Cl B1RR
5.222%, TSFR3M + 1.550%, 04/15/2035 (A)(B)	250	250
Magnetite XXIII, Ser 2026-23A, Cl AR2
4.637%, TSFR3M + 0.990%, 01/25/2035 (A)(B)	315	315
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I, Ser 2025-1A, Cl BR
5.368%, TSFR3M + 1.700%, 10/25/2036 (A)(B)	300	301
OCP CLO, Ser 2024-10A, Cl AR3
4.978%, TSFR3M + 1.310%, 01/26/2038 (A)(B)	560	561
OCP CLO, Ser 2025-45A, Cl A
5.101%, TSFR3M + 1.230%, 10/15/2038 (A)(B)	387	388

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 40, Ser 2025-1A, Cl BRR
5.218%, TSFR3M + 1.550%, 01/20/2035 (A)(B)	$290	$290
Palmer Square CLO, Ser 2024-4A, Cl A1R
5.018%, TSFR3M + 1.350%, 10/20/2037 (A)(B)	284	285
PFS Financing, Ser 2025-D, Cl A
4.470%, 05/15/2030 (B)	321	325
Planet Fitness Master Issuer, Ser 2024-1A, Cl A2I
5.765%, 06/05/2054 (B)	489	496
Progress Residential Trust, Ser 2023-SFR2, Cl A
4.500%, 10/17/2040 (B)	527	529
Rockford Tower CLO, Ser 2025-1A, Cl A1RR
4.758%, TSFR3M + 1.090%, 01/20/2036 (A)(B)	315	315
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	466	461
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	269	276
SBA Small Business Investment, Ser 2024-10A, Cl 1
5.035%, 03/10/2034	506	519
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/2035	335	348
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/2035	635	646
Sixth Street CLO VIII, Ser 2024-8A, Cl A1R2
4.818%, TSFR3M + 1.150%, 10/20/2034 (A)(B)	250	250
Slam, Ser 2024-1A, Cl A
5.335%, 09/15/2049 (B)	209	213
Subway Funding, Ser 2024-1A, Cl A2I
6.028%, 07/30/2054 (B)	319	323
Subway Funding, Ser 2024-1A, Cl A2II
6.268%, 07/30/2054 (B)	175	179
SVC ABS, Ser 2026-1A, Cl B
5.795%, 03/20/2056 (B)	200	201
Switch ABS Issuer, Ser 2024-1A, Cl A2
6.280%, 03/25/2054 (B)	300	304
Switch ABS Issuer, Ser 2025-1A, Cl A2
5.036%, 03/25/2055 (B)	70	70
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	424	399
Taco Bell Funding, Ser 2025-1A, Cl A2I
4.821%, 08/25/2055 (B)	451	456
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	281	281

24	SEI Catholic Values Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	$199	$191
Tricon Residential Trust, Ser 2021-SFR1, Cl F
3.692%, 07/17/2038 (B)	360	357
Tricon Residential Trust, Ser 2024-SFR4, Cl A
4.300%, 11/17/2041 (B)	400	401
Trinitas CLO VI, Ser 2025-6A, Cl B1R4
5.318%, TSFR3M + 1.650%, 01/25/2034 (A)(B)	250	250
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	14	14
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	69	68
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	37	37
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	156	152
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	156	153
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	46	44
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	112	105
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	120	113
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	176	167
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	290	284
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	378	368
U.S. Small Business Administration, Ser 2024-25F, Cl 1
5.040%, 06/01/2049	378	393
Wendy's Funding, Ser 2025-1A, Cl A2I
5.422%, 12/15/2055 (B)	393	401
		24,626

Total Asset-Backed Securities
(Cost $29,226) ($ Thousands)		29,502

Description	Face Amount (Thousands)		Market Value ($ Thousands)
SOVEREIGN DEBT — 0.6%
Brazilian Government International Bond
4.750%, 01/14/2050		$200	$150
Colombia Government International Bond
5.625%, 02/26/2044		200	162
Electricite de France MTN
4.750%, 06/17/2044	EUR	100	121
Mexico Government International Bond
4.600%, 02/10/2048		$200	157
New South Wales Treasury
5.250%, 02/24/2038	AUD	420	295
Queensland Treasury
5.250%, 08/13/2038(B)		420	293
Romanian Government International Bond
6.625%, 05/16/2036		$152	162
5.750%, 03/24/2035		48	48
Treasury Corp of Victoria MTN
2.000%, 11/20/2037	AUD	175	87

Total Sovereign Debt
(Cost $1,547) ($ Thousands)			1,475

MUNICIPAL BONDS — 0.5%
California — 0.1%
California State, Build America, GO
7.500%, 04/01/2034		$280	331

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038		345	365

Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027		285	286

New York — 0.1%
Empire State Development, Ser E, RB
5.770%, 03/15/2039		215	222
New York City, Ser H, GO
5.935%, 02/01/2055		110	119
			341

Total Municipal Bonds
(Cost $1,383) ($ Thousands)			1,323

SEI Catholic Values Trust	25

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CONVERTIBLE BOND — 0.0%
Cellnex Telecom
0.750%, 11/20/2031	EUR	100	$108

Total Convertible Bond
(Cost $105) ($ Thousands)			108

	Shares
CASH EQUIVALENT — 11.7%
SEI Daily Income Trust, Government Fund, Institutional Class
3.480%**†		29,607,769	29,608
Total Cash Equivalent
(Cost $29,608) ($ Thousands)			29,608

PURCHASED SWAPTIONS — 0.0%
Total Purchased Swaptions
(Cost $22) ($ Thousands)			1

Total Investments in Securities — 118.5%
(Cost $300,152) ($ Thousands)			$300,295

26	SEI Catholic Values Trust

A list of open over the counter swaptions contracts for the Fund at February 28, 2026, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value(Thousands)
PURCHASED SWAPTIONS — 0.0%
Put Swaptions
Swaption	Goldman Sachs	$5,380,000	$3.62	03/21/2026	$–
Swaption	Goldman Sachs	4,800,000	4.08	04/18/2026	–
Swaption	Goldman Sachs	4,800,000	4.09	05/16/2026	1
Swaption	Goldman Sachs	2,285,000	3.81	03/21/2026	–
Total Purchased Swaptions		$17,265,000			$1

A list of the open futures contracts held by the Fund at February 28, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value(Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	74	Jun-2026	$15,462	$15,486	$24
U.S. 5-Year Treasury Note	5	Jun-2026	548	551	3
			16,010	16,037	27
Short Contracts
Australian 10-Year Bond	(11)	Mar-2026	$(801)	$(867)	$(8)
Australian 3-Year Bond	(2)	Mar-2026	(141)	(149)	–
Euro-BOBL	(4)	Mar-2026	(550)	(555)	(2)
Euro-BUND 10-Year Bond	(3)	Mar-2026	(448)	(461)	(6)
Euro-SCHATZ	(7)	Mar-2026	(877)	(884)	(2)
Long GILT 10-Year Bond	(2)	Jun-2026	(249)	(252)	(4)
U.S. Ultra Long Treasury Bond	(1)	Jun-2026	(120)	(122)	(2)
Ultra 10-Year U.S. Treasury Note	(1)	Jun-2026	(116)	(117)	(1)
			(3,302)	(3,407)	(25)
			$12,708	$12,630	$2

A list of the open forward foreign currency contracts held by the Fund at February 28, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation)(Thousands)
Goldman Sachs	04/01/26	USD	28	AUD	40	$1
Goldman Sachs	04/01/26	AUD	81	USD	54	(4)
Goldman Sachs	04/01/26	EUR	103	USD	121	—
Montgomery/Bank of America	04/01/26	GBP	104	USD	141	1
Montgomery/Bank of America	04/01/26	GBP	84	USD	112	(1)
Montgomery/Bank of America	04/01/26	EUR	550	USD	646	(4)
Montgomery/Bank of America	04/01/26	AUD	1,227	USD	824	(50)
						$(57)

Percentages are based on Net Assets of $253,416 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2026.
†	Investment in Affiliated Security (see Note 5).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2026, the value of these securities amounted to $59,049 ($ Thousands), representing 23.3% of the Net Assets of the Fund.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Security is in default on interest payment.
(F)	Zero coupon security.
(G)	Perpetual security with no stated maturity date.
(H)	No interest rate available.

SEI Catholic Values Trust	27

SCHEDULE OF INVESTMENTS

February 28, 2026

Catholic Values Fixed Income Fund (Concluded)

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

AUD – Australian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

EUR – Euro

EUSA5 – Euro 5-Year Interest Rate Swap

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP – Great British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — U.S. Treasury Yield Curve Rate T Note Constant Maturity 5 Year

IO — Interest Only — face amount represents notional amount

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

RFUCCT1Y — Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

TBA — To Be Announced

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Months

UMBS – Unified Mortgage-Backed Securities

USD – United States Dollar

The following is a summary of the level of inputs used as of February 28, 2026, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities	($)	($)	($)	($)
Mortgage-Backed Securities	–	98,188	–	98,188
U.S. Treasury Obligations	–	81,396	–	81,396
Corporate Obligations	–	58,694	–	58,694
Asset-Backed Securities	–	29,502	–	29,502
Sovereign Debt	–	1,475	–	1,475
Municipal Bonds	–	1,323	–	1,323
Convertible Bond	–	108	–	108
Cash Equivalent	29,608	–	–	29,608
Purchased Swaptions	–	1	–	1
Total Investments in Securities	29,608	270,687	–	300,295

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	27	–	–	27
Unrealized Depreciation	(25)	–	–	(25)
Forward Contracts*
Unrealized Appreciation	–	2	–	2
Unrealized Depreciation	–	(59)	–	(59)
Total Other Financial Instruments	2	(57)	–	(55)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

28	SEI Catholic Values Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended February 28, 2026 ($ Thousands):

Security Description	Value 2/28/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/2026	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,366	$438,214	$(412,972)	$—	$—	$29,608	$530	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust	29

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

February 28, 2026

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Assets:
Investments, at Value †	$420,904	$270,687
Affiliated Investments, at Value ††	5,670	29,608
Cash	1,235	49
Cash Collateral on Futures	435	300
Foreign Currency, at Value †††	3	24
Receivable for Investment Securities Sold	234	2,397
Dividends and Interest Receivable	393	1,479
Unrealized Appreciation on Forward Foreign Currency Contracts	–	2
Foreign Tax Reclaim Receivable	232	–
Receivable for Variation Margin on Futures Contracts	–	22
Prepaid Expenses	12	7
Total Assets	429,118	304,575
Liabilities:
Payable for Investment Securities Purchased	49	50,647
Payable for Fund Shares Redeemed	66	57
Income Distribution Payable	–	8
Payable for Variation Margin on Futures Contracts	28	177
Administration Fees Payable	92	24
Shareholder Servicing Fees Payable, Class F	31	15
Unrealized Depreciation on Forward Foreign Currency Contracts	–	59
Chief Compliance Officer Fees Payable	1	1
Investment Advisory Fees Payable	137	58
Due to Broker	–	56
Professional Fees Payable	43	25
Accrued Expense Payable	–	32
Total Liabilities	447	51,159
Net Assets	$428,671	$253,416
† Cost of Investments	$263,734	$270,544
†† Cost of Affiliated Investments	5,670	29,608
††† Cost of Foreign Currency	3	23
Net Assets:
Paid-in Capital — (Unlimited Authorization — No Par Value)	$262,009	$275,629
Total Distributable Earnings (Accumulated Losses)	166,662	(22,213)
Net Assets	$428,671	$253,416
Net Asset Value, Offering and Redemption Price Per Share — Class F	$17.45	$8.88
	($404,821,977 ÷ 23,196,887 shares)	($191,374,391 ÷ 21,553,657 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$17.42	$8.88
	($23,849,516 ÷ 1,369,325 shares)	($62,041,950 ÷ 6,989,752 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	SEI Catholic Values Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended February 28, 2026

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Investment Income:
Dividends	$6,650	$–
Income from Affiliated Investments(1)	244	530
Interest Income	96	10,214
Less: Foreign Taxes Withheld	(230)	–
Total Investment Income	6,760	10,744
Expenses:
Investment Advisory Fees	2,406	824
Administration Fees	1,203	471
Shareholder Servicing Fees, Class F Shares	943	444
Trustees' Fees	11	7
Chief Compliance Officer Fees	3	2
Registration Fees	58	36
Professional Fees	54	33
Printing Fees	35	20
Pricing Fees	31	141
Custodian/Wire Agent Fees	28	36
Interest Expense	1	–
Proxy Fees	1	1
Other Expenses	51	29
Total Expenses	4,825	2,044
Less:
Waiver of Investment Advisory Fees	(733)	(118)
Waiver of Shareholder Servicing Fees, Class F Shares	(566)	(267)
Waiver of Administration Fees	(95)	(49)
Net Expenses	3,431	1,610
Net Investment Income	3,329	9,134
Net Realized Gain (Loss) on:
Investments	22,439	646
Futures Contracts	646	(47)
Forward Foreign Currency Contracts	–	(17)
Foreign Currency Transactions	13	(115)
Purchased Options and Swaptions	–	(24)
Net Realized Gain	23,098	443
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	35,110	4,322
Futures Contracts	170	(1)
Forward Foreign Currency Contracts	–	(57)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	23	2
Purchased Options and Swaptions	–	(21)
Net Change in Unrealized Appreciation (Depreciation)	35,303	4,245
Net Realized and Unrealized Gain	58,401	4,688
Net Increase in Net Assets Resulting from Operations	$61,730	$13,822

(1)	See Note 5 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust	31

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended February 28

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund
	2/28/2026	2/28/2025	2/28/2026	2/28/2025
Operations:
Net Investment Income	$3,329	$3,493	$9,134	$8,129
Net realized gain (loss)	23,098	25,430	443	(7,438)
Net change in unrealized appreciation (depreciation)	35,303	19,118	4,245	10,556
Net Increase in Net Assets Resulting from Operations	61,730	48,041	13,822	11,247
Distributions:
Class F	(25,245)	(23,019)	(6,696)	(5,914)
Class Y	(1,486)	(2,312)	(2,229)	(1,974)
Total Distributions	(26,731)	(25,331)	(8,925)	(7,888)
Capital Share Transactions:
Class F:
Proceeds from Shares Issued	16,218	5,937	21,180	17,244
Reinvestment of Dividends & Distributions	24,972	22,852	6,624	5,877
Cost of Shares Redeemed	(25,058)	(22,264)	(6,780)	(6,160)
Net Increase in Net Assets from Class F Transactions	16,132	6,525	21,024	16,961
Class Y:
Proceeds from Shares Issued	3,230	46	7,999	1,027
Reinvestment of Dividends & Distributions	1,484	2,311	2,225	1,973
Cost of Shares Redeemed	(17,552)	(1,997)	(3,147)	(1,519)
Net Increase (Decrease) in Net Assets from Class Y Transactions	(12,838)	360	7,077	1,481
Net Increase in Net Assets Derived from Capital Share Transactions	3,294	6,885	28,101	18,442
Net Increase in Net Assets	38,293	29,595	32,998	21,801
Net Assets:
Beginning of Year	390,378	360,783	220,418	198,617
End of Year	$428,671	$390,378	$253,416	$220,418
Capital Share Transactions:
Class F:
Shares Issued	975	368	2,419	2,008
Shares Issued in Lieu of Dividends & Distributions	1,469	1,448	759	682
Shares Redeemed	(1,458)	(1,431)	(779)	(717)
Net Increase in Shares Outstanding from Share Transactions	986	385	2,399	1,973
Class Y:
Shares Issued	221	3	926	119
Shares Issued in Lieu of Dividends & Distributions	87	147	255	229
Shares Redeemed	(1,119)	(124)	(362)	(176)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(811)	26	819	172

The accompanying notes are an integral part of the financial statements.

32	SEI Catholic Values Trust

FINANCIAL HIGHLIGHTS

For the years ended February 28, or February 29,

For a share outstanding throughout the years

	Net Asset Value, Beginning of Year	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class F
2026	$16.01	$0.14	$2.44	$2.58	$(0.15)	$(0.99)	$(1.14)	$17.45	16.37%	$404,822	0.86%	1.22%	0.82%	21%
2025	15.05	0.15	1.91	2.06	(0.14)	(0.96)	(1.10)	16.01	13.85	355,574	0.78	1.31	0.94	19
2024	12.59	0.15	2.49	2.64	(0.14)	(0.04)	(0.18)	15.05	21.08	328,426	0.78	1.24	1.10	28
2023	14.12	0.14	(1.23)	(1.09)	(0.13)	(0.31)	(0.44)	12.59	(7.57)	286,483	0.86	1.24	1.07	33
2022	15.20	0.10	1.34	1.44	(0.10)	(2.42)	(2.52)	14.12	8.72	314,736	0.86	1.23	0.61	37
Class Y
2026	$15.97	$0.16	$2.43	$2.59	$(0.15)	$(0.99)	$(1.14)	$17.42	16.50%	$23,849	0.76%	0.97%	0.93%	21%
2025	15.02	0.15	1.92	2.07	(0.16)	(0.96)	(1.12)	15.97	13.91	34,804	0.77 (2)	0.98	0.95	19
2024	12.57	0.15	2.48	2.63	(0.14)	(0.04)	(0.18)	15.02	21.04	32,357	0.76	0.99	1.10	28
2023	14.09	0.15	(1.22)	(1.07)	(0.14)	(0.31)	(0.45)	12.57	(7.42)	26,934	0.76	0.99	1.17	33
2022	15.17	0.11	1.35	1.46	(0.12)	(2.42)	(2.54)	14.09	8.82	29,986	0.76	0.98	0.68	37
Catholic Values Fixed Income Fund
Class F
2026	$8.70	$0.34	$0.17	$0.51	$(0.33)	$—	$(0.33)	$8.88	5.98%	$191,374	0.71%	0.93%	3.86%	237%
2025	8.57	0.33	0.12	0.45	(0.32)	—	(0.32)	8.70	5.31	166,724	0.63	1.02	3.81	229
2024	8.60	0.30	(0.06)	0.24	(0.24)	(0.03)	(0.27)	8.57	2.77	147,200	0.63	1.00	3.48	105
2023	9.87	0.22	(1.27)	(1.05)	(0.22)	—	(0.22)	8.60	(10.70)	130,176	0.71	0.97	2.51	101
2022	10.34	0.15	(0.38)	(0.23)	(0.21)	(0.03)	(0.24)	9.87	(2.29)	147,409	0.71	0.97	1.48	76
Class Y
2026	$8.70	$0.34	$0.18	$0.52	$(0.34)	$—	$(0.34)	$8.88	6.08%	$62,042	0.61%	0.68%	3.96%	237%
2025	8.57	0.33	0.13	0.46	(0.33)	—	(0.33)	8.70	5.42	53,694	0.61	0.69	3.83	229
2024	8.61	0.30	(0.06)	0.24	(0.25)	(0.03)	(0.28)	8.57	2.75	51,417	0.61	0.75	3.50	105
2023	9.88	0.23	(1.28)	(1.05)	(0.22)	—	(0.22)	8.61	(10.65)	39,606	0.61	0.72	2.60	101
2022	10.35	0.16	(0.38)	(0.22)	(0.22)	(0.03)	(0.25)	9.88	(2.21)	46,076	0.61	0.72	1.58	76

†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.76%.

The accompanying notes are an integral part of the financial statements.

Amounts designated as "—" are either $0 or have been rounded to $0.

SEI Catholic Values Trust	33

NOTES TO FINANCIAL STATEMENTS

February 28, 2026

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class F and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the "Board"), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds' Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation ("SIMC") as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the "Rule") under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a Valuation Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”).

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a collateralized debt obligations/collateralized loan obligations, a Fund will value the securities using a bid price from at least one independent broker.

34	SEI Catholic Values Trust

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until a price from an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitors the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using the Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Policy, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

SEI Catholic Values Trust	35

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

The Equity Fund and Fixed Income Fund, which may hold international securities, use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Funds to measure fair value during the year ended February 28, 2026 maximized the use of observable inputs and minimized the use of unobservable inputs.

36	SEI Catholic Values Trust

For the year ended February 28, 2026, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income —

Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of February 28, 2026, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the future contracts.

SEI Catholic Values Trust	37

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of February 28, 2026, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreement securities may be set aside as collateral by a Fund’s custodian.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as February 28, 2026, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

38	SEI Catholic Values Trust

Refer to each Fund’s Schedule of Investments for details regarding securities sold short as of February 28, 2026, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “Basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are “marked-to-market” daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“Variation Margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the swap contracts. See Note 3 for further details. Refer to each Fund's Schedule of Investments for details regarding open swap contracts as of February 28, 2026, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

SEI Catholic Values Trust	39

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the period, the Funds may own private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. Refer to each Fund’s Schedule of Investments, for details regarding restricted securities as of February 28, 2026, if applicable.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Cash — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

40	SEI Catholic Values Trust

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations.

The fair value of derivative instruments as of February 28, 2026 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$1	*	Unrealized depreciation on futures contracts	$—	*
Total Derivatives not accounted for as hedging instruments		$1			$—

SEI Catholic Values Trust	41

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Catholic Values Fixed Income Fund
Interest rate contracts	Purchased swaptions contracts, at value	$1	*	Written swaptions contracts, at value	$—	*
	Unrealized appreciation on futures contracts	$27	*	Unrealized depreciation on futures contracts	$25	*
Foreign Exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2		Unrealized depreciation on forward foreign currency contracts	$59
Total Derivatives not accounted for as hedging instruments		$30			$84

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended February 28, 2026.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Catholic Values Equity Fund
Equity contracts	$—	$—	$647	$—	$—	$647
Total	$—	$—	$647	$—	$—	$647

Catholic Values Fixed Income Fund
Interest rate contracts	$(24)	$—	$(47)	$—	$—	$(71)
Foreign exchange contracts	—	—	—	(17)	—	(17)
Total	$(24)	$—	$(47)	$(17)	$—	$(88)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Catholic Values Equity Fund
Equity contracts	$—	$—	$170	$—	$—	$170
Total	$—	$—	$170	$—	$–	$170

Catholic Values Fixed Income Fund
Interest rate contracts	$(21)	$—	$(1)	$—	$—	$(22)
Foreign exchange contracts	—	—	—	(57)	—	(57)
Total	$(21)	$—	$(1)	$(57)	$–	$(79)

42	SEI Catholic Values Trust

The following table discloses the average quarterly balances of the Funds’ derivative activity during the year ended February 28, 2026 ($ Thousands):

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund
Futures Contracts:
Average Notional Balance Long	$5,370	$21,698
Average Notional Balance Short	–	1,413
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	813
Average Notional Balance Short	–	827
Options/Swaptions:
Average Notional Balance Long†	–	25
Average Notional Balance Short†	–	–

†	Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the U.S., counterparty risk is reduced as placement due to the Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Funds Statement of Assets and Liabilities for market value, variation margin and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

SEI Catholic Values Trust	43

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements —SIMC serves as each Fund’s investment adviser (the “Adviser”) and “Manager of Managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation-or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Voluntary Expense Limitation
Catholic Values Equity Fund
Class F	0.60%	0.25%	0.86%
Class Y	0.60%	0.00%	0.76%
Catholic Values Fixed Income Fund
Class F	0.35%	0.25%	0.71%
Class Y	0.35%	0.00%	0.61%

44	SEI Catholic Values Trust

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Catholic Values Equity Fund	0.300%	0.260%	0.210%	0.1700%	0.120%
Catholic Values Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

Investment Sub-Advisory Agreements — As of February 28, 2026, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

Catholic Values Equity Fund

Acadian Asset Management LLC

Brandywine Global Investment Management, LLC

Brickwood Asset Management LLP

Copeland Capital Management, LLC

Lazard Asset Management LLC

Leeward Investments, LLC

Parametric Portfolio Associates, LLC

Catholic Values Fixed Income Fund

Income Research + Management

Metropolitan West Asset Management, LLC

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliates for the year ended February 28, 2026, if applicable.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended February 28, 2026 the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments and TBAs, during the year ended February 28, 2026, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
Purchases	$–	$83,083	$83,083
Sales	–	100,727	100,727
Catholic Values Fixed Income Fund
Purchases	516,114	50,761	566,875
Sales	507,141	34,327	541,468

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets —Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise. The permanent differences are primarily attributable to gains and losses on passive foreign investment companies, perpetual bond adjustments, partnership adjustments, paydown reclasses, foreign currency, and REIT adjustments. The temporary differences are primarily attributable to mark-to-market on open futures, straddle loss deferral, deferred start-up costs, partnership basis adjustments, and passive foreign investment company (PFIC) mark-to-market.

SEI Catholic Values Trust	45

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

The tax character of dividends and distributions during the last two fiscal years was as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Catholic Values Equity Fund
2026	$7,296	$19,435	$26,731
2025	4,415	20,916	25,331
Catholic Values Fixed Income Fund
2026	8,925	–	8,925
2025	7,888	–	7,888

As of February 28, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Catholic Values Equity Fund	$519	$11,786	$—	$—	$—	$154,364	$(7)	$166,662
Catholic Values Fixed Income Fund	532	—	(21,087)	—	—	51	(1,709)	(22,213)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Losses carried forward are as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Catholic Values Fixed Income Fund	$3,897	$17,190	$21,087

During the year ended February 28, 2026, Catholic Values Fixed Income Fund utilized $429,950 in short-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at February 28, 2026, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales, partnerships, and PFIC MTM, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at February 28, 2026, were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Equity Fund Fund	$272,230	$174,522	$(20,158)	$154,364
Fixed Income Fund Fund	300,260	4,218	(4,167)	51

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of February 28, 2026, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Policy to record interest and penalties, if any.

46	SEI Catholic Values Trust

The Funds did not pay any federal of state and local income taxes. Certain Funds paid income taxes in foreign jurisdictions for the year ended February 28, 2026. Cash paid for income taxes, net of refunds received, were as follows:

Catholic Values Equity Fund ($ Thousands)
Income Taxes by Foreign Jurisdiction:
Brazil	$13
Canada	25
Denmark	24
Finland	18
France	37
Germany	20
Japan	17
Netherlands	23
South Korea	20
Taiwan	13
Other*	31
Total Income Taxes Paid, Net of Refunds	$241

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

SEI Catholic Values Trust	47

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2026

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Catholic Values Investing Risk — The Funds consider the United States Conference of Catholic Bishops' Socially Responsible Investing Guidelines (“Guidelines”) in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the investment. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a swap. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by some shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

48	SEI Catholic Values Trust

Exchange-Traded Funds Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Sovereign Debt Securities Risk — The risk that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk —The risk that the equity or fixed income securities in which a Fund invests may underperform other segments of the equity or fixed income markets or the equity or fixed income markets as a whole.

Leverage Risk — The Fund’s use of equity swaps may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short-and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

SEI Catholic Values Trust	49

NOTES TO FINANCIAL STATEMENTS (Concluded)

February 28, 2026

Manager Risk — The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Advisers and allocating assets to such Sub-Advisers, as well as the Sub-Advisers' success or failure in implementing the Fund's investment strategies. SIMC or a Sub-Adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Participation Notes (P-Notes) Risk — Participation notes (P-Notes) are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund’s performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Small and Medium Capitalization Risk —The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

50	SEI Catholic Values Trust

A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of February 28, 2026, SPTC held of record the following:

Equity Fund
Class Y	98%
Class F	98%
Fixed Income Fund
Class Y	89%
Class F	89%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. SEGMENT REPORTING

The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

SEI Catholic Values Trust	51

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Catholic Values Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Catholic Values Trust, comprised of Catholic Values Equity Fund and Catholic Values Fixed Income Fund (collectively, the Funds), including the schedules of investments, as of February 28, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 28, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2026, by correspondence with the custodians, transfer agent, and brokers or by other appropriate auditing procedures when replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

April 24, 2026

52	SEI Catholic Values Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a February 28, 2026, taxable year end, this notice is for informational purposes only. For shareholders with a February 28, 2026, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended February 28, 2026, the Funds are designating long and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Return of Capital	(B) Long Term Capital Gains Distributions (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	(D) Total Distributions (Tax Basis)	(E) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)	(F) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	Qualifying Business Income (3)	(G) U.S. Government Interest (4)	(H) Interest Related Dividends (5)	(I) Short-Term Capital Gain Dividends (6)
Catholic Values Equity Fund*	0.00%	72.71%	27.29%	100.00%	68.13%	90.99%	0.00%	0.00%	3.40%	100.00%
Catholic Values Fixed Income Fund*	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	14.80%	6.38%	0.00%

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)	“Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Fund to designate the max amount permitted by law.

(3)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(4)	“U.S. Government Interest” represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(5)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

* Shareholders who are residents of California, Connecticut and New York, these funds have not met the statutory threshold requirements to permit exemption of these amounts from state income tax.

Items (A), (B), (C) and (D) are based on the percentage of each fund’s total distribution.

Items (E) and (F) are based on the percentage of “Ordinary Income Distributions”.

Item (G) is based on the percentage of gross income of each Fund.

Item (H) is based on the percentage of net investment income distributions.

Item (I) is based on the percentage of short-term capital gains distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Catholic Values Trust	53

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

54	SEI Catholic Values Trust

At the April 1-3, 2025 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal the Advisory Agreement. Also, certain Sub-Advisory Agreement were renewed at meetings of the Board held during the course of the Trust’s fiscal year on April 1-3, 2025, June 23-25, 2025, September 15-17, 2025 and December 8-10, 2025. In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

SEI Catholic Values Trust	55

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Concluded)

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

56	SEI Catholic Values Trust

SEI Catholic Values Trust/Annual Financials and Other Information/February 28, 2026

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

®	1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-199 (2/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee's Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 5, 2026

By:	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: May 5, 2026